   As filed with the Securities and Exchange Commission on February 19, 2002
                      Registration No. 333-82705/811-5672


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.  ( )
                       POST-EFFECTIVE AMENDMENT NO. 3 (X)
                                                   ---
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              AMENDMENT NO. 92 (X)
                                           ----
                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800

                               -----------------

                                 John K. Carter
                           Vice President and Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                               -----------------

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

 [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485

 [ ]     on______, pursuant to paragraph (b) of Rule 485

 [ ]     60 days after filing pursuant to paragraph (a) of Rule 485

 [X]     on May 1, 2002, pursuant to paragraph (a) of Rule 485

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            WRL FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

PROSPECTUS

MAY 1, 2002


     This prospectus gives you important information about the WRL Freedom Premier(SM), a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.


     You can put your money into 33 investment choices: a fixed account and 32 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.



     The 32 portfolios we currently offer through the subaccounts under this Contract are:



----------------------------------------------------------------------------------------------------------------------------
                                            AEGON/TRANSAMERICA SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 Munder Net50 (formerly, WRL Goldman Sachs Small Cap)           GE U.S. Equity
----------------------------------------------------------------------------------------------------------------------------
 VanKampen Emerging Growth (formerly, WRL VKAM Emerging
 Growth)                                                        Great Companies -- America(SM)
----------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap                                        Salomon All Cap
----------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth                                  C.A.S.E. Growth
----------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                                        Dreyfus Mid Cap
----------------------------------------------------------------------------------------------------------------------------
 Third Avenue Value                                             NWQ Value Equity
----------------------------------------------------------------------------------------------------------------------------
 Value Line Aggressive Growth                                   T. Rowe Price Dividend Growth
----------------------------------------------------------------------------------------------------------------------------
 American Century International* (formerly GE International
 Equity)                                                        Transamerica Value Balanced
----------------------------------------------------------------------------------------------------------------------------
 Janus Global**                                                 LKCM Strategic Total Return
----------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                                          J.P. Morgan Real Estate Securities
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Global(2)                                   Federated Growth & Income
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Technology(SM)                              AEGON Balanced
----------------------------------------------------------------------------------------------------------------------------
 Janus Growth                                                   AEGON Bond
----------------------------------------------------------------------------------------------------------------------------
 LKCM Capital Growth                                            J.P. Morgan Money Market
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                           VARIABLE INSURANCE PRODUCTS FUND (VIP)
----------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio -- Service Class 2
----------------------------------------------------------------------------------------------------------------------------
                                        VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
----------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2
----------------------------------------------------------------------------------------------------------------------------
                                       VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
----------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2
----------------------------------------------------------------------------------------------------------------------------


*Effective February 28, 2002, the American Century International portfolio
 (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.


** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.



     If you would like more information about the WRL Freedom Premier(SM), you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00
a.m.-7:00 p.m. Eastern Time), or write us at: Western Reserve, Administrative Office -- Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.


PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:

-   ARE NOT BANK DEPOSITS

-   ARE NOT FEDERALLY INSURED

-   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

-   ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL

-   INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS OF SPECIAL TERMS................................    1
SUMMARY.....................................................    4
ANNUITY CONTRACT FEE TABLE..................................   13
EXAMPLES....................................................   16
 1. THE ANNUITY CONTRACT....................................   17
          The Contract......................................   17
          Other Contracts...................................   18
 2. ANNUITY PAYMENTS (THE INCOME PHASE).....................   18
          Annuity Payment Options Under the Contract........   19
          Fixed Annuity Payment Options.....................   20
          Variable Annuity Payment Options..................   20
          Guaranteed Minimum Income Benefit Rider...........   21
 3. PURCHASE................................................   26
          Contract Issue Requirements.......................   26
          Premium Payments..................................   26
          Initial Premium Requirements......................   26
          Additional Premium Payments.......................   27
          Maximum Premium Payments..........................   27
          Allocation of Premium Payments....................   27
          Right to Cancel Period............................   28
          Annuity Value.....................................   28
          Accumulation Units................................   28
 4. INVESTMENT CHOICES......................................   29
          The Separate Account..............................   29
          The Fixed Account.................................   32
          Transfers.........................................   33
          Dollar Cost Averaging Program.....................   34
          Asset Rebalancing Program.........................   34
          Telephone or Fax Transactions.....................   35
          Third Party Investment Services...................   35
 5. EXPENSES................................................   36
          Mortality and Expense Risk Charge.................   36
          Administrative Charge.............................   36
          Guaranteed Minimum Income Benefit Rider Charges...   36
          Additional Earnings Rider Charge..................   37
          Annual Contract Charge............................   37
          Transfer Charge...................................   37
          Loan Processing Fee...............................   38
          Premium Taxes.....................................   38
          Federal, State and Local Taxes....................   38
          Surrender Charge..................................   38
          Portfolio Management Fees.........................   42
          Reduced or Waived Charges and Expenses to
         Employees..........................................   42
 6. TAXES...................................................   42
          Annuity Contracts in General......................   42
          Qualified and Nonqualified Contracts..............   43
          Partial and Complete Surrenders -- Nonqualified
         Contracts..........................................   43
          Multiple Contracts................................   44

          Diversification and Distribution Requirements.....   44
          Partial and Complete Surrenders -- Qualified
         Contracts..........................................   44
          Taxation of Death Benefit Proceeds................   45
          Annuity Payments..................................   45
          Transfers, Assignments or Exchanges of
         Contracts..........................................   46
          Separate Account Charges..........................   46
          Possible Tax Law Changes..........................   46
 7. ACCESS TO YOUR MONEY....................................   47
          Partial and Complete Surrenders...................   47
          Delay of Payment and Transfers....................   48
          Systematic Partial Surrenders.....................   48
          Contract Loans for Certain Qualified Contracts....   49
 8. PERFORMANCE.............................................   51
 9. DEATH BENEFIT...........................................   52
          Payments on Death.................................   52
          Standard Death Benefit (Option A).................   53
          Compounding/Annual Step-up Death Benefit (Option
         B).................................................   53
          Effect of Adjusted Partial Surrender on Certain
         Death Benefits.....................................   54
          Additional Benefits with Spousal Continuation.....   54
          Additional Death Benefit on Beneficiary's Death...   55
          Alternate Payment Elections Before the Maturity
         Date...............................................   55
          Additional Earnings Rider.........................   55
10. OTHER INFORMATION.......................................   58
          Ownership.........................................   58
          Annuitant.........................................   58
          Beneficiary.......................................   58
          Assignment........................................   58
          Western Reserve Life Assurance Co. of Ohio........   59
          The Separate Account..............................   59
          Exchanges.........................................   59
          Voting Rights.....................................   60
          Distribution of the Contracts.....................   60
          Non-Participating Contract........................   61
          Variations in Contract Provisions.................   61
          IMSA..............................................   61
          Legal Proceedings.................................   61
          Financial Statements..............................   61
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   62
APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   63
APPENDIX B -- HISTORICAL PERFORMANCE DATA...................   85

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 accumulation            The period between the Contract date and the maturity date
 period                  while the Contract is in force.
                         ------------------------------------------------------------
 accumulation            An accounting unit of measure we use to calculate subaccount
 unit value              values during the accumulation period.
                         ------------------------------------------------------------
 administrative          Our administrative office and mailing address is P.O. Box
 office                  9051, Clearwater, Florida 33758-9051. Our street address is
                         570 Carillon Parkway, St. Petersburg, Florida 33716. Our
                         phone number is 1-800-851-9777.
                         ------------------------------------------------------------
 age                     The issue age is the annuitant's age on his/her birthday
                         immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same
                         meaning as "attained age" in the Contract.
                         ------------------------------------------------------------
 annuitant               The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and
                         annuity provision.
                         ------------------------------------------------------------
 annuity unit            An accounting unit of measure we use to calculate annuity
 value                   payments from the subaccounts after the maturity date.
                         ------------------------------------------------------------
 annuity value           The sum of the separate account value and the fixed account value at the end of any valuation period.
                         ------------------------------------------------------------
 beneficiary(ies)        The person(s) you elect to receive the death benefit
                         proceeds under the Contract.
                         ------------------------------------------------------------
 cash value              The annuity value less any applicable premium taxes, any
                         surrender charge, and any rider charges.
                         ------------------------------------------------------------
 Code                    The Internal Revenue Code of 1986, as amended.
                         ------------------------------------------------------------
 Contract date           Generally, the later of the date on which the initial
                         premium payment is received, or the date that the properly completed application is received, at Western Reserve's
                         administrative office. We measure Monthiversaries, Contract years and Contract anniversaries from the Contract date.
                         ------------------------------------------------------------
 death benefit proceeds  If the owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the
                         amount, if any, payable under the death benefit option shown on your Contract schedule page.
                         ------------------------------------------------------------
 death claim day         Any day after the death report day on which we receive a
                         beneficiary's completed election form regarding payment of his/her portion of the death benefit that is payable upon
                         the death of an owner who is the annuitant.
                         ------------------------------------------------------------


 death report day        The valuation date on which we have received both proof of death of the owner who is the annuitant and the joint owner or beneficiary's election regarding payment. If the spouse of the deceased owner/annuitant elects to continue the
                         Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second
                         relating to the death of the spouse who continues the
                         Contract). If there is no spousal continuation of the
                         Contract, then there is only one death report day for the
                         Contract. If there are multiple beneficiaries, the death
                         report day is the earliest date on which we receive both
                         proof of death and any beneficiary's completed election
                         form.
                         ------------------------------------------------------------
 fixed account           An option to which you can direct your money under the
                         Contract, other than the separate account. It provides a
                         guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                         ------------------------------------------------------------
 fixed account           During the accumulation period, your Contract's value in the
 value                   fixed account.
                         ------------------------------------------------------------
 funds                   Investment companies which are registered with the U.S.
                         Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our
                         subaccounts. We reserve the right to add other registered
                         investment companies to the Contract in the future.
                         ------------------------------------------------------------
 in force                Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                         ------------------------------------------------------------
 maturity date           The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's
                         95th birthday.
                         ------------------------------------------------------------
 Monthiversary           The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the
                         Contract date, the Monthiversary is the first day of the
                         next month.
                         ------------------------------------------------------------
 NYSE                    New York Stock Exchange.
                         ------------------------------------------------------------
 nonqualified            Contracts issued other than in connection with retirement
 Contracts               plans.
                         ------------------------------------------------------------
 owner                   The person(s) entitled to exercise all rights under the
 (you, your)             Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not
                         available in all states.
                         ------------------------------------------------------------
 portfolio               A separate investment portfolio of a fund.
                         ------------------------------------------------------------
 premium                 Amounts paid by an owner or on the owner's behalf to Western
 payments                Reserve as consideration for the benefits provided by the
                         Contract. When we use the term "premium payment" in this
                         prospectus, it has the same meaning as "net premium payment"
                         in the Contract, which means the premium payment less any
                         applicable premium taxes.
                         ------------------------------------------------------------
 qualified               Contracts issued in connection with retirement plans that
 Contracts               qualify for special federal income tax treatment under the
                         Code.
                         ------------------------------------------------------------


 separate account        WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest premium
                         payments not allocated to the fixed account.
                         ------------------------------------------------------------
 separate                During the accumulation period, your Contract's value in the
 account value           separate account, which equals the sum of the values in each subaccount.
                         ------------------------------------------------------------
 subaccount              A subdivision of the separate account that invests
                         exclusively in the shares of a specified portfolio and
                         supports the Contracts. Subaccounts corresponding to each
                         portfolio hold assets under the Contract during the
                         accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you
                         select a variable annuity payment option.
                         ------------------------------------------------------------
 surrender               The termination of a Contract at the option of the owner.
                         ------------------------------------------------------------
 valuation date/         Each day on which the NYSE is open for trading, except when
 business day            a subaccount's corresponding portfolio does not value its
                         shares. Western Reserve is open for business on each day
                         that the NYSE is open. When we use the term "business day,"
                         it has the same meaning as valuation date.
                         ------------------------------------------------------------
 valuation period        The period of time over which we determine the change in the value of the subaccounts in order to price accumulation
                         units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m.
                         Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                         ------------------------------------------------------------
 Western Reserve         Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                         ------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

       The WRL Freedom Premier(SM) is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.


       The Contract allows you to direct your money into any of the 32 subaccounts. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict, in the future, the subaccounts to which you can allocate new premium payments and transfers. Any such restriction will not affect the allocations you made before we put the restriction in place. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


       You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.


       You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts into which you can transfer money (see below).



       For an additional charge, you may select a compounding/annual step-up death benefit (see page __), a Guaranteed Minimum Income Benefit Rider (see page __) and an Additional Earnings Rider (for nonqualified Contracts only; see page
__).


       The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, and whether you choose the Guaranteed Minimum Income Benefit Rider, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)


       The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize early on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.



       For an additional charge you may also select the Guaranteed Minimum Income Benefit Rider, which guarantees a minimum amount of income payments if you annuitize under one of the rider's payment options. See page __.


3. PURCHASE


       You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.


4. INVESTMENT CHOICES


       You can invest your money in any of the 32 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:



                      AEGON/TRANSAMERICA SERIES FUND, INC.



[ ]   Munder Net50                                    [ ]   GE U.S. Equity

[ ]   Van Kampen Emerging Growth                      [ ]   Great Companies -- America(SM)

[ ]   T. Rowe Price Small Cap                         [ ]   Salomon All Cap

[ ]   Pilgrim Baxter Mid Cap Growth                   [ ]   C.A.S.E. Growth

[ ]   Alger Aggressive Growth                         [ ]   Dreyfus Mid Cap

[ ]   Third Avenue Value                              [ ]   NWQ Value Equity

[ ]   Value Line Aggressive Growth                    [ ]   T. Rowe Price Dividend Growth

[ ]   American Century International*                 [ ]   Transamerica Value Balanced

[ ]   Janus Global**                                  [ ]   LKCM Strategic Total Return

[ ]   Gabelli Global Growth                           [ ]   J.P. Morgan Real Estate Securities

[ ]   Great Companies -- Global(2)                    [ ]   Federated Growth & Income

[ ]   Great Companies -- Technology(SM)               [ ]   AEGON Balanced

[ ]   Janus Growth                                    [ ]   AEGON Bond

[ ]   LKCM Capital Growth                             [ ]   J.P. Morgan Money Market

[ ]   Goldman Sachs Growth


VARIABLE INSURANCE PRODUCTS FUND (VIP)

[ ] Fidelity VIP Equity-Income Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

[ ] Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

[ ] Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2


* Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.


** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.



       Please contact our administrative office at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.



       If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate premium payments or transfer annuity value.


       Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

       You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.


       TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply. In addition, if you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may transfer annuity value.


5. EXPENSES


       We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.



       During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% (1.25% if you select the compounding/annual step-up death benefit) and a daily administrative charge of 0.40% each year from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. If you annuitize under the Guaranteed Minimum Income Benefit Rider and elect a variable annuity payment option, we will assess the mortality and expense risk charge and daily administrative charges of 1.40% at the time you annuitize and other charges will apply.


       During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.



       We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.



       If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans.


       We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your premium payment(s), if you surrender the Contract or partially surrender its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

       If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% -- 25 through 36 months; 5% -- 37 through 48 months; 4% -- 49 through 60 months; 3% -- 61 through 72 months; 2% -- 73 through 84 months; and no surrender charge -- 85 months or more.


       When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The "free amount" waiver does not apply to a complete surrender. We waive this charge under certain circumstances. See Expenses -- Surrender Charge on page __ for how we calculate surrender charges and waivers.



       The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. These fees and expenses currently range from [0.44% to 1.20%] annually, depending on the portfolio. See the Annuity Contract Fee Table on page __ of this prospectus and the fund prospectuses.



       See Distribution of the Contracts on page __ for information concerning compensation paid for the sale of the Contracts.



       If you select the Guaranteed Minimum Income Benefit Rider, there is a current annual charge during the accumulation phase of 0.35% (not to exceed 0.50% for the first upgrade) of the minimum annuitization value. We may increase this charge for future issues of the rider and rider upgrades. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We waive the rider charge if your annuity value on any rider anniversary exceeds the rider charge waiver threshold

(currently 2.0) times the minimum annuitization value. If you annuitize under a variable annuity payment option of this rider, we will assess a guaranteed minimum payment fee at an annual rate of 1.10% currently (not to exceed 2.10%) of the daily net assets in the subaccounts; this charge will be reflected in your variable payments. This guaranteed minimum payment fee is assessed in addition to the mortality and expense risk charge and the administrative charge of 1.40% that is set at the time you annuitize. The rider is not available in all states.



       If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. We may increase this charge for future issues of the Additional Earnings Rider, but it will never be greater than 1.00% annually. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase. This rider is not available in all states.



6. TAXES



       The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.


       Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. ACCESS TO YOUR MONEY


       You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.



       Partial surrenders may reduce the death benefit, the Additional Earnings Rider benefit, (and certain values under the Guaranteed Minimum Income Benefit Rider) by more than the amount surrendered.


8. PERFORMANCE

       The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges.

We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT


       If you are both an owner and the annuitant and you die before the income phase begins, your beneficiary will receive the death benefit proceeds. Death benefit provisions may vary by state.



       If you name different persons as owner and annuitant, you can affect whether the death benefits proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.



       If the annuitant who is an owner dies during the accumulation period and if a death benefit is payable, the death benefit proceeds will be the greatest of:


        --     the annuity value of your Contract on the death report day;

        -- the total premium payments you make to the Contract, reduced by partial surrenders;

        --     the monthly step-up; or

        --     if selected, the compounding/annual step-up death benefit.



       An additional death benefit may be payable under nonqualified Contracts if the Additional Earnings Rider is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider on page __ for details.



       The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages __ and __ for a description of the annuity payment options. Not all payment options provide for a death benefit.


10. OTHER INFORMATION


       RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.


       WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

       ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

        -- REDUCED MINIMUM INITIAL PREMIUM PAYMENT (FOR NONQUALIFIED CONTRACTS) -- You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.
        -- SYSTEMATIC PARTIAL SURRENDERS -- You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.
        -- DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.
        -- ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.
        -- TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.
        -- NURSING CARE FACILITY WAIVER -- If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.
        -- TERMINAL CONDITION WAIVER -- Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.

        -- CONTRACT LOANS (FOR CERTAIN QUALIFIED CONTRACTS) -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Certain Qualified Contracts on page ____ for details. Penalties may apply if you fail to comply with required restrictions.


        -- COMPOUNDING/ANNUAL STEP-UP DEATH BENEFIT -- You may add this feature for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 81 or older on the Contract date. This feature ensures that any death benefit payable on the death of an owner who is an annuitant will be the greater of:


            -- A. Compounding Death Benefit: total premium payments paid for this Contract, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant's 90th birthday, or


            -- B. Annual Step-Up Death Benefit: the highest annuity value on any Contract anniversary prior to the annuitant's 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs.


        -- ADDITIONAL BENEFITS WITH SPOUSAL CONTINUATION -- If the owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary or joint owner, then the Contract continues with the surviving spouse as sole owner and annuitant. We will increase the annuity value to equal the amount of the death benefit as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.


        -- ADDITIONAL DEATH BENEFIT ON BENEFICIARY'S DEATH -- If the owner who is the annuitant dies before the maturity date, and the deceased owner's spouse is not named as a beneficiary or joint owner, then the beneficiary or joint owner who is not the surviving spouse of that deceased owner can elect to keep the Contract in the accumulation period and to receive his or her portion of the death benefit over a period not to exceed that beneficiary's (or joint owner's) life expectancy (the "distribution period"). We will pay an additional death benefit under the Contract on the death of the beneficiary or joint owner during the distribution period, and we will revise the way we calculate the additional death benefit so that it is based on the age of the beneficiary or joint owner.


        --    MULTIPLE BENEFICIARIES [TO BE ADDED]


        -- GUARANTEED MINIMUM INCOME BENEFIT RIDER -- You may add this rider for an additional charge assessed during the accumulation period and the income phase of the Contract. It assures you of a minimum level of income in the future, provided you satisfy certain conditions and annuitize under the annuity payment options available in the rider. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase a rider under the Contract.


        -- ADDITIONAL EARNINGS RIDER -- You may add this rider for an additional charge during the accumulation period. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. This rider is not available in all states and may vary by state. This rider is only available to nonqualified Contracts.


       These features are not available in all states and may not be suitable for your particular situation.

       Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

       SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.



       A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.


11. INQUIRIES

       If you need more information, please contact us at:

             Western Reserve Life
             Administrative Office
             Attention: Annuity Department
             P.O. Box 9051
             Clearwater, FL 33758-9051
             1-800-851-9777, Ext. 6538
             (Monday-Friday 8:00 a.m.-7:00 p.m. Eastern Time) www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                  OWNER TRANSACTION EXPENSES
--------------------------------------------------------------
Sales Load On Premium Payments.........                   None
Maximum Surrender Charge(1)(2)
  (as a % of premium payments).... ....                     7%

Transfer Charge(3).....................  $10 After 12 Per Year
Loan Processing Fee(4).................           $30 Per Loan
Guaranteed Minimum Income
  Benefit Rider Charge during the
  accumulation period (optional)(5)....                  0.35%
Additional Earnings Rider Charge
  (optional)(6)........................                  0.35%
--------------------------------------------------------------
--------------------------------------------------------------
ANNUAL CONTRACT CHARGE(2)(7)...........  $30 Per Contract Year
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE
  DURING THE ACCUMULATION PERIOD)
--------------------------------------------------------------
UNDER STANDARD DEATH BENEFIT:
Mortality and Expense Risk Charge(8)...                  1.00%
Administrative Charge(8)...............                  0.40%
                                                         -----
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES.......... ...........                  1.40%
WITH COMPOUNDING/ANNUAL STEP-UP DEATH
  BENEFIT ADDED:

Mortality and Expense Risk Charge(8)...                  1.25%
Administrative Charge(8)...............                  0.40%
                                                         -----
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES.......... ...........                  1.65%


--------------------------------------------------------------------------------

       PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001(9)

    (as a percentage of average net assets and after expense reimbursements)


                                                                                                     TOTAL PORTFOLIO
                                                                MANAGEMENT   OTHER      RULE 12B-1    ANNUAL
  PORTFOLIO                                                      FEES        EXPENSES    FEES        EXPENSES
  AEGON/TRANSAMERICA SERIES FUND, INC.(10)(11)
  Munder Net50                                                    0.90%       0.10%         N/A          1.00%
  Van Kampen Emerging Growth                                      0.80%       0.05%         N/A          0.85%
  T. Rowe Price Small Cap                                         0.75%       0.25%         N/A          1.00%
  Pilgrim Baxter Mid Cap Growth                                   0.85%       0.07%         N/A          0.92%
  Alger Aggressive Growth                                         0.80%       0.06%         N/A          0.86%
  Third Avenue Value                                              0.80%       0.12%         N/A          0.92%
  Value Line Aggressive Growth                                    0.80%       0.20%         N/A          1.00%
  American Century International(12)                              1.00%       0.50%         N/A          1.50%
  Janus Global(13)                                                0.80%       0.09%         N/A          0.89%
  Gabelli Global Growth                                           1.00%       0.20%         N/A          1.20%
  Great Companies -- Global(2)                                    0.80%       0.20%         N/A          1.00%
  Great Companies -- Technology(SM)                               0.80%       0.20%         N/A          1.00%
  Janus Growth                                                    0.80%       0.02%         N/A          0.82%
  LKCM Capital Growth                                             0.80%       0.20%         N/A          1.00%
  Goldman Sachs Growth                                            0.90%       0.10%         N/A          1.00%
  GE U.S. Equity                                                  0.80%       0.08%         N/A          0.88%
  Great Companies -- America(SM)                                  0.80%       0.11%         N/A          0.91%
  Salomon All Cap                                                 0.90%       0.10%         N/A          1.00%
  C.A.S.E. Growth                                                 0.80%       0.20%         N/A          1.00%
  Dreyfus Mid Cap                                                 0.85%       0.15%         N/A          1.00%
  NWQ Value Equity                                                0.80%       0.08%         N/A          0.88%
  T. Rowe Price Dividend Growth                                   0.90%       0.10%         N/A          1.00%
  Transamerica Value Balanced                                     0.75%       0.07%         N/A          0.82%
  LKCM Strategic Total Return                                     0.80%       0.05%         N/A          0.85%
  J.P. Morgan Real Estate Securities                              0.80%       0.20%         N/A          1.00%
  Federated Growth & Income                                       0.75%       0.11%         N/A          0.86%
  AEGON Balanced                                                  0.80%       0.08%         N/A          0.88%
  AEGON Bond                                                      0.45%       0.08%         N/A          0.53%
  J.P. Morgan Money Market                                        0.40%       0.04%         N/A          0.44%
  VARIABLE INSURANCE PRODUCTS FUND (VIP)(14)(15)
  Fidelity VIP Equity-Income Portfolio -- Service Class
  2(14)(15)                                                       0.48%       0.10%       0.25%          0.83%
  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(14)(15)
  Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2      0.57%       0.10%       0.25%          0.92%
  VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(14)(15)
  Fidelity VIP III Growth Opportunities Portfolio -- Service
  Class 2(14)(15)                                                 0.58%       0.12%       0.25%          0.95%

 (1) The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.
 (2) We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

 (3)Currently there is no charge for transfers from the fixed account.


 (4) Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.


 (5) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 90th birthday. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). We may increase the rider charge percentage in the future if you choose to upgrade the minimum annuitization value. If you choose to upgrade, the charge for the first upgrade will never exceed 0.50%. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any rider anniversary exceeds the rider charge threshold (guaranteed 2.0) times the minimum annuitization value, we will waive the rider charge otherwise payable on that rider anniversary. This rider is not available in all states. If you later choose to annuitize under a variable annuity payment option of this rider, we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts. This charge is assessed in addition to the mortality and expense risk and administrative charges of 1.40% that are set on the date you annuitize under the rider. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.


 (6)This rider is optional. You may add this rider under a nonqualified contract when we issue the Contract, or on any Monthiversary. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract's annuity value on each rider anniversary and pro rata on the termination date of the rider. We may change the rider charge percentage for future issues of this rider, but the rider charge will never exceed 1.00% annually, and the charge will not be increased once the rider has been added. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.


 (7) We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.


 (8) These charges apply to each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.00% applies when you have selected the standard death benefit. If you select the compounding/annual step-up death benefit, then the mortality and expense risk charge will increase to 1.25%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. If you select the Guaranteed Minimum Income Benefit rider, and you choose to annuitize under a variable annuity payment option of the rider, then we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% currently (not to exceed 2.10%) of the daily net asset values in the subaccounts, in addition to the mortality and expense risk and administrative charges of 1.40% that are set on the date you annuitize under the rider.


 (9) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.


(10) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2003. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.

 (11) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2001 (if applicable), and the expense ratio without the reimbursement are listed below:



                                                  EXPENSE   REIMBURSEMENT   EXPENSE RATIO
                                                  LIMIT       AMOUNT        WITHOUT REIMBURSEMENT
  Munder Net50..................................  1.00%
  Van Kampen Emerging Growth....................  1.00%
  T. Rowe Price Small Cap.......................  1.00%
  Pilgrim Baxter Mid Cap Growth.................  1.00%
  Alger Aggressive Growth.......................  1.00%
  Third Avenue Value............................  1.00%
  Value Line Aggressive Growth..................  1.00%
  American Century International................  1.50%
  Janus Global..................................  1.00%
  Gabelli Global Growth.........................  1.20%
  Great Companies -- Global(2)..................  1.00%
  Great Companies -- Technology(SM).............  1.00%
  Janus Growth..................................  1.00%
  LKCM Capital Growth...........................  1.00%
  Goldman Sachs Growth..........................  1.00%
  GE U.S. Equity................................  1.00%
  Great Companies -- America(SM)................  1.00%
  Salomon All Cap...............................  1.00%
  C.A.S.E. Growth...............................  1.00%
  Dreyfus Mid Cap...............................  1.00%
  NWQ Value Equity..............................  1.00%
  T. Rowe Price Dividend Growth.................  1.00%
  Transamerica Value Balanced...................  1.00%
  LKCM Strategic Total Return...................  1.00%
  J.P. Morgan Real Estate Securities............  1.00%
  Federated Growth & Income.....................  1.00%
  AEGON Balanced................................  1.00%
  AEGON Bond....................................  0.70%
  J.P. Morgan Money Market......................  0.70%



(12)Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.


(13) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.


(14) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.


(15) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce the Fidelity VIP Funds' expenses, and/or because through arrangements with the Fidelity VIP Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Funds' custodian expenses. See the Fidelity VIP Funds prospectuses for details.



       After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge equal to an annual rate of 1.40% of the daily net asset values in the subaccounts in place of the mortality and expense risk and administrative charges. If you select the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under a variable annuity payment option of the rider, the daily guaranteed minimum payment fee will be 1.10% currently (not to exceed 2.10%) of the daily net asset values in the subaccounts in addition to the mortality and expense risk and administrative charges of 1.40% that are set on the date you annuitize under the rider.

EXAMPLES




       You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed and assuming the Guaranteed Minimum Income Benefit Rider and the Additional Earnings Rider have been selected.



       The expense examples reflect mortality and expense risk and administrative charges totaling 1.65% of subaccount value (assuming that the compounding/annual step-up death benefit has been added), the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.35% of minimum annuitization value (MAV) and the Additional Earnings Rider charge of 0.35% of annuity value. In the examples, the Guaranteed Minimum Income Benefit Rider charge of 0.35% and the Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year.



                                                                                                 IF YOU ANNUITIZE* OR REMAIN
                                                                                               INVESTED IN THE CONTRACT AT THE
                                                        IF YOU SURRENDER THE CONTRACT         END OF THE APPLICABLE TIME PERIOD
                                                        AT THE END OF THE APPLICABLE            OR IF YOU DO NOT SURRENDER OR
  SUBACCOUNTS                                                    TIME PERIOD                    ANNUITIZE UNDER THE CONTRACT
                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------   ------   -------   -------   --------
  WRL Munder Net50
  WRL Van Kampen Emerging Growth
  WRL T. Rowe Price Small Cap
  WRL Pilgrim Baxter Mid Cap Growth
  WRL Alger Aggressive Growth
  WRL Third Avenue Value
  WRL Value Line Aggressive Growth
  WRL American Century International
  WRL Janus Global**
  WRL Gabelli Global Growth
  WRL Great Companies -- Global(2)
  WRL Great Companies -- Technology(SM)
  WRL Janus Growth
  WRL LKCM Capital Growth
  WRL Goldman Sachs Growth
  WRL GE U.S. Equity
  WRL Great Companies -- America(SM)
  WRL Salomon All Cap
  WRL C.A.S.E. Growth
  WRL Dreyfus Mid Cap
  WRL NWQ Value Equity
  WRL T. Rowe Price Dividend Growth
  WRL Transamerica Value Balanced
  WRL LKCM Strategic Total Return
  WRL J.P. Morgan Real Estate Securities
  WRL Federated Growth & Income
  WRL AEGON Balanced
  WRL AEGON Bond
  WRL J.P. Morgan Money Market
  Fidelity VIP Equity-Income Portfolio -- Service
    Class 2
  Fidelity VIP II Contrafund(R) Portfolio --
    Service Class 2
  Fidelity VIP III Growth Opportunities
    Portfolio -- Service Class 2



 * You cannot annuitize your Contract before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize early on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.



** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

       The fee table and examples above will help you understand the costs of investing in the Contract including the subaccounts. The fee table and examples reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The examples assume that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of ____%, based on an average Contract size of $________. The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a current rider charge of 0.35% of MAV and assuming a current MAV annual growth rate of 6%. The Additional Earnings Rider has been calculated as 0.35% of annuity value.



       Different fees and expenses not reflected in the examples may be assessed after you annuitize under a variable annuity payment option, whether or not you annuitize under the Guaranteed Minimum Income Benefit Rider.


       PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.


       FINANCIAL INFORMATION. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts that reflect the cost of the standard death benefit (total separate account annual expenses of 1.40%) and the compounding/annual step-up death benefit (total separate account annual expenses of 1.65%).


1. THE ANNUITY CONTRACT

THE CONTRACT

       This prospectus describes the WRL Freedom Premier(SM) variable annuity contract offered by Western Reserve.


       An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page __.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


       The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

       It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

       The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your

Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance of your investment choices for the income phase. However, if you annuitize under the Guaranteed Minimum Income Benefit Rider on or after the 10th rider anniversary, then we will guarantee that your annuity payments will equal a minimum amount.


       The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

       The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

OTHER CONTRACTS

       We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-7:00
p.m. Eastern Time).

2. ANNUITY PAYMENTS (THE INCOME PHASE)


       You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 95th birthday. The maturity date may be earlier for qualified Contracts or if you annuitize under the Guaranteed Minimum Income Benefit Rider.



       ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page ____) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.


       If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.


       Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. Before the maturity date, you may change the annuitant due to death of the annuitant. After the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.



       If you have added the Guaranteed Minimum Income Benefit Rider to your Contract and choose to annuitize under the rider, then you must select one of the annuity payment options contained in the rider.


       SUPPLEMENTAL CONTRACT. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

       The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

       We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.


       FIXED ANNUITY INCOME PAYMENTS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT RIDER. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:


        --     The amount of the annuity proceeds on the maturity date;
        --     The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and
        --     The specific payment option you choose.

       VARIABLE ANNUITY INCOME PAYMENTS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT RIDER. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.


       If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.


       The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

FIXED ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION A -- FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

       PAYMENT OPTION B -- LIFE INCOME: FIXED PAYMENTS.

        -- NO PERIOD CERTAIN -- We will make level payments only during the annuitant's lifetime; or
        -- 10 OR 20 YEARS CERTAIN -- We will make level payments for the longer of the annuitant's lifetime or 10 or 20 years; or
        -- GUARANTEED RETURN OF ANNUITY PROCEEDS -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

       PAYMENT OPTION C -- JOINT AND SURVIVOR LIFE INCOME: FIXED PAYMENTS. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

VARIABLE ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION D -- VARIABLE LIFE INCOME. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

        -- NO PERIOD CERTAIN -- We will make variable payments only during the annuitant's lifetime; or
        -- 10 YEARS CERTAIN -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.

       PAYMENT OPTION E -- VARIABLE JOINT AND SURVIVOR LIFE INCOME. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

       Other annuity payment options may be arranged by agreement with us.

       NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

       If:

        -- you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

        -- the annuitant(s) dies, for example, before the due date of the second annuity payment;

       Then:

        -- we may make only one annuity payment and there will be no death benefit payable.

       If:

        --     you choose Fixed Installments, Life Income with 10 or 20 Years
        --     Certain, Life Income with Guaranteed Return of Annuity Proceeds,
               or
        --     Variable Life Income with 10 Years Certain; and
        --     the person receiving payments dies prior to the end of the guaranteed period;

       Then:

        -- the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.


       We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.


GUARANTEED MINIMUM INCOME BENEFIT RIDER


       The following discussion relates to the Guaranteed Minimum Income Benefit Rider being issued on or after May 1, 2002. If you purchased the rider before May 1, 2002, please consult the prospectus you received when you purchased the rider for details on the term of your rider. If you have questions, please contact us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m.).
You may exchange your rider for this new rider, and the exchange will be considered an upgrade.



       The Guaranteed Minimum Income Benefit Rider assures you of a minimum level of income in the future by guaranteeing a "minimum annuitization value" on or following the 10th anniversary of the rider or rider upgrade. By selecting this rider, you are guaranteed a future minimum level of income under the rider's fixed or variable payment options based on the minimum annuitization value, regardless of the performance of the underlying investment portfolios. (If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate premium payments or transfer annuity value. Any such restriction will not affect the allocations you made before we put the restriction in place.)



       You may purchase the rider when we issue your Contract or anytime before the annuitant's 90th birthday.



       You can annuitize under the rider (subject to the conditions described below) on or following the 10th anniversary of the rider purchase or upgrade at the greater of the annuity value or the minimum annuitization value. You can annuitize under the rider before the 10th rider anniversary; however, the following restrictions will apply:



        -- you may not annuitize under the Term Certain fixed annuity payment option;



        -- we will adjust the age(s) we use to determine the applicable annuity factors by adjusting them down by one year for each complete year that the rider is short of being in force for 10 years at the time you annuitize. This will reduce the amount of your annuity payments.



       See Annuity Payment Options Under the Rider below, Annuity Factor Age Adjustment on page __ and the SAI for more information.



       MINIMUM ANNUITIZATION VALUE. If you purchase the rider at issue, the minimum annuitization value is the annuity value on that date. If you purchase the rider at a future date, the minimum annuitization value would be:



        --     the annuity value on the date the rider is issued, plus


        --     any additional premiums paid after the rider is issued, minus


        -- an adjustment for any partial surrenders made after the date the rider is issued


        --     accumulated at the annual growth rate, minus


        --    any premium taxes.



       The annual growth rate is currently 6% per year. For Contracts issued in a few states, this rate will be less than 6%. We may, at our discretion, change the rate in the future for new riders, but the rate will never be less than 3% per year. Once the rider is added to your Contract, the annual growth rate, the rider charge, the rider charge waiver threshold, the guaranteed minimum payment fee and the waiting period before you can annuitize under the rider, without the annuity factor age adjustment, will not change unless you upgrade the rider. Partial surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.



       The minimum annuitization value is used solely to calculate the annuity payments and charges under the rider and adjustments to partial surrenders. This value does not establish or guarantee an annuity value or guarantee performance of any subaccount. If you choose to annuitize under the rider, we will use the greater of your annuity value or your minimum annuitization value (less any outstanding loan amount and any loan interest you owe) to determine the amount of your variable annuity payments under the rider. The minimum annuitization value may not be used to annuitize with any of the annuity payment options under the Contract.



       ANNUITY PAYMENT OPTIONS UNDER THE RIDER. The only payment options available under the rider are the following fixed and variable annuity options:



FIXED ANNUITY PAYMENT OPTIONS:



        -- TERM CERTAIN -- Level payments will be made for 15 years based on a guaranteed interest rate of 3%. This interest rate will not increase even if current interest rates are higher when you annuitize. This annuity payment option is not available if you annuitize under the rider before the 10th anniversary of rider purchase or later upgrade.

VARIABLE ANNUITY PAYMENT OPTIONS:



        -- LIFE INCOME -- An election may be made for "No Period Certain," "10 Years Certain," or "Installment Refund." Installment Refund is an annuity payment option that guarantees the return of the minimum annuitization value. The period certain for an installment refund is the shortest period, in months, that guarantees the return of the minimum annuitization value. Payments will be made as long as the annuitant is living. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.



        -- JOINT AND FULL SURVIVOR -- An election may be made for "No Period Certain," "10 Years Certain," or "Installment Refund," Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.



       Both before and after you annuitize under the rider, you may transfer values from one subaccount to another. In the future, we may restrict the subaccounts to which you may transfer annuity value. After the maturity date, no transfers may be made to or from the fixed account.



       NOTE CAREFULLY: The death benefit payable after you annuitize under the rider will be affected by the annuity option you choose.



       If:



        -- you choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and



        -- the annuitant dies, for example, before the due date of the second annuity payment;



       Then:



        -- we may make only one annuity payment and there will be no death benefit payable.



       ANNUITY FACTOR AGE ADJUSTMENT. If you annuitize under one of the rider's variable options before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 9 years from the annuitant's age (age 85 if the annuitant's age is at least 85). This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:



                                           AGE ADJUSTMENT:
NUMBER OF COMPLETE YEARS SINCE        NUMBER OF YEARS SUBTRACTED
        THE RIDER DATE                      FROM YOUR AGE
              1                                   9
              2                                   8
              3                                   7
              4                                   6
              5                                   5
              6                                   4
              7                                   3
              8                                   2
              9                                   1
          10 or more                              0



       MINIMUM ANNUITIZATION VALUE UPGRADE. You can elect, in writing, to upgrade the minimum annuitization value to the current annuity value at any time after the first rider anniversary and before the annuitant's 90th birthday (earlier if required by your state). For your convenience, we will put the last date to upgrade on page one of the rider.



       If you elect to upgrade, the current rider will terminate, we will assess the rider charge, and a new rider will be issued. The new rider will have a new rider date, a new waiting period before you can annuitize under the rider, a new annual growth rate, a new rider charge waiver threshold and new guaranteed benefits and charges. The rider anniversary will be measured from the new rider's issue date, so that annuitizing prior to the new rider's 10th anniversary will result in an annuity factor age adjustment, and the term certain fixed annuity payment option may not be selected. The benefits and charges under the new rider may not be as advantageous as the previous Rider's benefits and charges prior to upgrading.



       It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable rider anniversary.



       CONDITIONS TO ANNUITIZE UNDER THE RIDER. You can only annuitize under the rider within 30 days after a rider anniversary. In the case of an upgrade of the minimum annuitization value, you cannot annuitize before the new rider's first rider anniversary. You cannot, however, annuitize under the rider after the 30-day period following the rider anniversary after the annuitant's 94th birthday (earlier if required by your state). For your convenience, we will put the first and last date to annuitize under the rider on page one of the rider.



NOTE CAREFULLY:



        -- You may only annuitize under the rider at the times indicated above. IF YOU ANNUITIZE AT ANY OTHER TIME, YOU LOSE THE BENEFIT OF THE RIDER.



        -- If you annuitize under the rider before the 10th rider anniversary, there will be an annuity factor age adjustment. See Annuity Factor Age Adjustment above.

       PAYMENTS UNDER THE RIDER. If you elect a variable annuity payment option under the rider, we guarantee that future annuity payments under the rider will never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. We will also "stabilize" the payments (hold them constant) during each Rider year.



       During the first rider year after you annuitize under the rider, each payment will equal the initial payment. On each rider anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that rider year. The payments starting on each rider anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the rider anniversary. We will calculate each subsequent payment using a 5% assumed investment return. The portfolio in which you are invested must grow at a rate greater than the 5% assumed investment return, plus the separate guaranteed minimum payment fee of 1.10% currently (not to exceed 2.10%) (and mortality and expense risk and administrative charges of 1.40%), in order to increase the dollar amount of variable annuity payments. Annuity payments may decline in value if investment returns do not grow at this rate, but your payment will never be less than the initial payment. See the SAI for additional information concerning how payments are determined under the rider.



       RIDER CHARGE BEFORE ANNUITIZATION. Prior to annuitization, a rider charge, currently 0.35% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). We may change the rider charge percentage in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 0.75% annually. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account. This charge is deducted even if the annuity value exceeds the minimum annuitization value.



       We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (currently 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000, your minimum annuitization value is $45,000 and the rider charge waiver threshold is 2.0, we will waive the rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 X 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.5 times the minimum annuitization value.



       RIDER CHARGE AFTER ANNUITIZATION. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the mortality and expense risk and administrative charges of 1.40%, are reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future, if you choose to upgrade the minimum annuitization value or for future issues of the rider, but it will never be greater than 2.10%.

       TERMINATION. You have the option to terminate the rider at any time after the first rider anniversary by sending us written notification. You have the option not to annuitize under the rider but we will not refund any charges you have paid and you will not be able to use the minimum annuitization value. The rider will terminate upon the earliest of the following:



        --     annuitization that is not under the rider;


        -- the date you elect to upgrade (although a new rider will be issued);


        -- the date we receive your complete written request to terminate the rider;


        --     the date your Contract terminates or is surrendered;


        -- 30 days following the rider anniversary after the annuitant's 94th birthday (earlier if required by your state);


        -- the date you change the annuitant (although a new rider will be issued); or


        -- the date of death of annuitant when the death benefit proceeds are payable to the beneficiary.



       However, if the change in annuitant is due to the death of an annuitant who is not an owner, then you may name a new annuitant and the then-current rider will remain in effect.



       The rider does not establish or guarantee annuity value or guarantee performance of any subaccount. Because the rider guarantees a minimum level of lifetime income, the level of lifetime income that it guarantees may be less than the level that might be provided by application of the annuity value at the Contract's applicable annuity factors. Therefore, the rider should be regarded as a safety net. The costs of annuitizing under the rider include the guaranteed minimum payment fee, the mortality and expense risk and administrative charges and also the lower levels inherent in the annuity tables used for the minimum payouts. These costs should be balanced against the benefits of a minimum payout level.



       The rider may vary by state and is not available in all states. We recommend that you consult your tax advisor before you purchase this rider.


3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

       We will issue a Contract if:

        --     we receive information we need to issue the Contract;
        --     we receive a minimum initial premium payment; and
        --     the annuitant is age 85 or younger.

PREMIUM PAYMENTS

       You should make checks or drafts for premium payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PREMIUM REQUIREMENTS

       The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.


       We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.


       The date on which we credit your initial premium payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

       If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

             All First Bank of Baltimore
             ABA #: 052000113
             For credit to: Western Reserve Life
             Account #: 89539600
             Owner's Name:
             Contract Number:
             Attention: Annuity Accounting

       We may reject any application or premium payments for any reason permitted by law.

ADDITIONAL PREMIUM PAYMENTS

       You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM PREMIUM PAYMENTS


       We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.


ALLOCATION OF PREMIUM PAYMENTS


       On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. If you select the Guaranteed Minimum Income

Benefit Rider, we may restrict the subaccounts to which you may allocate your premium payments. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.


       Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.


       You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page ____. The allocation change will apply to premium payments received after the date we receive the change request.


       YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD


       You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.


ANNUITY VALUE

       You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

ACCUMULATION UNITS

       We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or Guaranteed Minimum Income Benefit Rider charge, we subtract accumulation units from the subaccounts using the same method.

       Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT

       The separate account currently consists of 32 subaccounts.

       THE FUNDS. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.


                          HIGHER - RISK/REWARD - LOWER



-----------------------------------------------------------------------------------------------------
PORTFOLIO                                     INVESTMENT OBJECTIVE          ADVISER OR SUB-ADVISER
-----------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Munder Net50                               Seeks to provide long-term     Munder Capital Management
                                           capital appreciation.
-----------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                 Seeks capital appreciation     Van Kampen Asset Management
                                           by investing primarily in      Inc.
                                           common stocks of small and
                                           medium-sized companies.
-----------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                    Seeks long-term growth of      T. Rowe Price Associates,
                                           capital by investing           Inc.
                                           primarily in common stocks
                                           of small growth companies.
-----------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth              Seeks capital appreciation.    Pilgrim Baxter &
                                                                          Associates, Ltd.
-----------------------------------------------------------------------------------------------------
Alger Aggressive Growth                    Seeks long-term capital        Fred Alger Management, Inc.
                                           appreciation.
-----------------------------------------------------------------------------------------------------
Third Avenue Value                         Seeks long-term capital        EQSF Advisers, Inc.
                                           appreciation.
-----------------------------------------------------------------------------------------------------
Value Line Aggressive Growth               Seeks to realize capital       Value Line, Inc.
                                           growth.
-----------------------------------------------------------------------------------------------------
WORLD EQUITY
-----------------------------------------------------------------------------------------------------
International Equity*                      Seeks long-term growth of      American Century Investment
                                           capital.                       Management, Inc.
-----------------------------------------------------------------------------------------------------
Janus Global**                             Seeks long-term growth of      Janus Capital Corporation
                                           capital in a manner
                                           consistent with the
                                           preservation of capital.
-----------------------------------------------------------------------------------------------------
Gabelli Global Growth                      Seeks to provide investors     Gabelli Asset Management
                                           with appreciation of           Company
                                           capital.
-----------------------------------------------------------------------------------------------------
Great Companies -- Global(2)               Seeks long-term growth of      Great Companies, L.L.C.
                                           capital in a manner
                                           consistent with
                                           preservation of capital.
-----------------------------------------------------------------------------------------------------

HIGHER - RISK/REWARD - LOWER


-----------------------------------------------------------------------------------------------------
PORTFOLIO                                     INVESTMENT OBJECTIVE          ADVISER OR SUB-ADVISER
-----------------------------------------------------------------------------------------------------
GROWTH EQUITY
-----------------------------------------------------------------------------------------------------
Great Companies -- Technology(SM)          Seeks long-term growth of      Great Companies, L.L.C.
                                           capital.
-----------------------------------------------------------------------------------------------------
Janus Growth                               Seeks growth of capital.       Janus Capital Corporation
-----------------------------------------------------------------------------------------------------
LKCM Capital Growth                        Seeks long-term growth of      Luther King Capital
                                           capital through a              Management Corporation
                                           disciplined investment
                                           approach focusing on
                                           companies with superior
                                           growth prospects.
-----------------------------------------------------------------------------------------------------
Goldman Sachs Growth                       Seeks long-term growth of      Goldman Sachs Asset
                                           capital.                       Management
-----------------------------------------------------------------------------------------------------
GE U.S. Equity                             Seeks long-term growth of      GE Asset Management
                                           capital.                       Incorporated
-----------------------------------------------------------------------------------------------------
Great Companies -- America(SM)             Seeks long-term growth of      Great Companies, L.L.C.
                                           capital.
-----------------------------------------------------------------------------------------------------
Salomon All Cap                            Seeks capital appreciation.    Salomon Brothers Asset
                                                                          Management Inc
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)              Seeks long-term capital        Fidelity Management &
Portfolio -- Service Class 2               appreciation.                  Research Company
-----------------------------------------------------------------------------------------------------
C.A.S.E. Growth                            Seeks annual growth of         C.A.S.E. Management, Inc.
                                           capital through investment
                                           in companies whose
                                           management, financial
                                           resources and fundamentals
                                           appear attractive on a
                                           scale measured against each
                                           company's present value.
-----------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                            Seeks total investment         The Dreyfus Corporation
                                           returns (including capital
                                           appreciation and income),
                                           which consistently
                                           outperform the S&P 400 Mid
                                           Cap Index.
-----------------------------------------------------------------------------------------------------
NWQ Value Equity                           Seeks to achieve maximum,      NWQ Investment Management
                                           consistent total return        Company, Inc.
                                           with minimum risk to
                                           principal.
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                 Seeks reasonable income.       Fidelity Management &
Portfolio -- Service Class 2                                              Research Company
-----------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities      Seeks to provide capital       Fidelity Management &
Portfolio -- Service Class 2               growth.                        Research Company
-----------------------------------------------------------------------------------------------------

HIGHER  -  RISK/REWARD  -  LOWER



-----------------------------------------------------------------------------------------------------
PORTFOLIO                                     INVESTMENT OBJECTIVE          ADVISER OR SUB-ADVISER
-----------------------------------------------------------------------------------------------------
BALANCED
-----------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth              Seeks to provide an            T. Rowe Price Associates,
                                           increasing level of            Inc.
                                           dividend income, long-term
                                           capital appreciation, and
                                           reasonable current income,
                                           through investments
                                           primarily in dividend
                                           paying stocks.
-----------------------------------------------------------------------------------------------------
Transamerica Value Balanced                Seeks preservation of          Transamerica Investment
                                           capital and competitive        Management, LLC
                                           investment returns.
-----------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                Seeks to provide current       Luther King Capital
                                           income, long-term growth of    Management Corporation
                                           income and capital
                                           appreciation.
-----------------------------------------------------------------------------------------------------
J.P. Morgan Real Estate Securities         Seeks long-term total          J.P. Morgan Investment
                                           returns from investments       Management Inc.
                                           primarily in equity
                                           securities of real estate
                                           companies.
-----------------------------------------------------------------------------------------------------
Federated Growth & Income                  Seeks total return by          Federated Investment
                                           investing in securities        Counseling
                                           that have defensive
                                           characteristics.
-----------------------------------------------------------------------------------------------------
AEGON Balanced                             Seeks preservation of          AEGON USA Investment
                                           capital, reduced               Management, Inc.
                                           volatility, and superior
                                           long-term risk-adjusted
                                           returns.
-----------------------------------------------------------------------------------------------------
FIXED-INCOME
-----------------------------------------------------------------------------------------------------
AEGON Bond                                 Seeks the highest possible     AEGON USA Investment
                                           current income within the      Management, Inc.
                                           confines of the primary
                                           goal of insuring the
                                           protection of capital.
-----------------------------------------------------------------------------------------------------
CAPITAL PRESERVATION
-----------------------------------------------------------------------------------------------------
J.P. Morgan Money Market                   Seeks to obtain maximum        J.P. Morgan Investment
                                           current income consistent      Management Inc.
                                           with preservation of
                                           principal and maintenance
                                           of liquidity.
-----------------------------------------------------------------------------------------------------



* Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.


** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.


       The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

       THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.


       We do not guarantee that each portfolio will always be available for investment through the Contract. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate premium payments or transfer annuity value under your Contract. Any such restriction will not affect the allocations you made before we put the restriction in place. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.


THE FIXED ACCOUNT


       Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.


       We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

       If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


       When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may not make partial surrenders from the fixed account unless we consent.


       Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

       The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

TRANSFERS

       During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.

       Transfers from the fixed account are allowed only once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.

       During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.


       If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may transfer annuity value under your Contract.


       The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not transfer any of their Contract value to the fixed account.


       Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page ____.


       If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year.

       Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

       The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

       We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM

       Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

       There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.

       If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.


       By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.


       We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

ASSET REBALANCING PROGRAM

       During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

       To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

       There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

       We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE OR FAX TRANSACTIONS

       You may make transfers, request partial surrenders and change the allocation of additional premium payments by telephone. Telephone partial surrenders are not allowed in the following situations:

        --     for qualified Contracts (except IRAs);
        --     if the amount you want to withdraw is greater than $50,000; or
        --     if the address of record has been changed within the past 10 days.

       Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

       You may make telephone transfers or request partial surrenders by calling our toll-free number: 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-7:00
p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

       Please use the following fax numbers for the following types of transactions:

        -- To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; AND
        -- To request a partial surrender, please fax your request to us at 727-299-1620.

       We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.

       We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

       Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

THIRD PARTY INVESTMENT SERVICES

       Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

       WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS.

WESTERN RESERVE, THEREFORE, TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

       Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

       There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

MORTALITY AND EXPENSE RISK CHARGE


       We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples of our risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. If you add the compounding/annual step-up death benefit, the mortality and expense risk charge increases to 1.25%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges. If you annuitize under a variable annuity payment option of the Guaranteed Minimum Income Benefit Rider, we charge a guaranteed minimum payment fee, currently 1.10%, not to exceed 2.10%, in addition to the mortality and expense risk and administrative charges of 1.40%.



       If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.


ADMINISTRATIVE CHARGE


       We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period and during the income phase if you annuitize under a variable annuity payment option of the Guaranteed Minimum Income Benefit Rider.


GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES


       DURING ACCUMULATION PERIOD. Prior to annuitization, a rider charge, currently 0.35% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of minimum annuitization value). We may change the rider charge percentage in the future if you choose to upgrade the minimum annuitization value. If you choose to upgrade, the charge for the first upgrade will never exceed 0.50%. We deduct the rider charge from the fixed account and from each subaccount proportion to the amount of annuity value in each account.



       We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000, your minimum annuitization value is $45,000 we will waive the rider charge on that rider anniversary because $100,000 is greater than $90,000 ($45,000 X 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.5.



       DURING INCOME PHASE. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the mortality and expense risk and administrative charges in effect at the time of annuitization, are reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.



ADDITIONAL EARNINGS RIDER CHARGE



       If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. We may change this charge for future issues of the rider, but it will never be greater than 1.00% annually, and the charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.


ANNUAL CONTRACT CHARGE

       We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

TRANSFER CHARGE


       You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

LOAN PROCESSING FEE

       If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

PREMIUM TAXES

       Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

        --     you elect to begin receiving annuity payments;
        --     you surrender the Contract;
        --     you request a partial surrender; or
        --     a death benefit is paid.

       As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments:


--------------------------------------------------------------------------------------------------------
        STATE                   QUALIFIED CONTRACTS                     NONQUALIFIED CONTRACTS
--------------------------------------------------------------------------------------------------------
    South Dakota                       0.00%                                    1.25%
--------------------------------------------------------------------------------------------------------


       As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

--------------------------------------------------------------------------------------------------------
        STATE                   QUALIFIED CONTRACTS                     NONQUALIFIED CONTRACTS
--------------------------------------------------------------------------------------------------------
     California                        0.50%                                    2.35%
--------------------------------------------------------------------------------------------------------
        Maine                          0.00%                                    2.00%
--------------------------------------------------------------------------------------------------------
       Nevada                          0.00%                                    3.50%
--------------------------------------------------------------------------------------------------------
    West Virginia                      1.00%                                    1.00%
--------------------------------------------------------------------------------------------------------
       Wyoming                         0.00%                                    1.00%
--------------------------------------------------------------------------------------------------------

FEDERAL, STATE AND LOCAL TAXES

       We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

SURRENDER CHARGE

       During the accumulation period, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

UNLESS WE OTHERWISE CONSENT, THE MINIMUM AMOUNT AVAILABLE EACH TIME YOU REQUEST A PARTIAL SURRENDER IS $500.

       If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

       The following schedule shows the surrender charges that apply during the seven years following each premium payment:

    NUMBER OF MONTHS SINCE                    SURRENDER
     PREMIUM PAYMENT DATE                       CHARGE
          12 or less                              7%
        13 through 24                             7%
        25 through 36                             6%
        37 through 48                             5%
        49 through 60                             4%
        61 through 72                             3%
        73 through 84                             2%
          85 or more                              0%

       For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

       Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

       There are several ways that you may make a partial surrender and we will not deduct the full surrender charge:


       1. PARTIAL SURRENDERS UP TO THE FREE AMOUNT. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (does not apply to New Jersey residents). For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (A) plus (B) where:


(A) is equal to:

       (i)     the annuity value on the date of the partial surrender; plus

       (ii) any amounts previously surrendered from the Contract under (B) below; plus

       (iii) any amounts previously surrendered from the Contract that were subject to surrender charges; minus

       (iv)    the total of all premiums paid for the Contract.


and

(B) is equal to:

       (i)    10% of the remaining annuity value following the determination of
              (A) above on the date of the partial surrender; minus

       (ii) any amounts partially surrendered under (B)(i) above during the Contract year in which the partial surrender is requested.

       For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (A) ($108,000 - $100,000 = $8,000), and $3,000 is surrender charge free under (B) ($100,000 X 10% = $10,000 maximum amount under (B)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:


       (A)(i) -- $106,000 is the annuity value on the date of the partial surrender; and is added to

       (A)(ii) -- $3,000 is the amount of the surrender that occurred in the
                  13th month surrendered under (B) of the formula (see paragraph above); plus
       (A)(iii) -- $0 are amounts previously surrendered that were subject to surrender charges; minus
       (A)(iv) -- $100,000 is the total of all premiums paid.

       The total for (A) is: $106,000 + $3,000 + $0 - $100,000 = $9,000

AND

       (B)(i) -- $9,700 is 10% of the remaining annuity value following the determination of (A) above on the date of partial surrender [$106,000 - $9,000 = $97,000 (remaining annuity value) X 10% =
                 $9,700]; minus

       (B)(ii) -- $3,000 is the amount partially surrendered under (B)(i) above during the Contract year in which the current partial surrender is requested.


       The total for (B) is: $9,700 - $3,000 = $6,700.

       The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (B) = $15,700.

       The portion of this partial surrender which is subject to a surrender charge is $20,000 - $15,700 = $4,300.

       The surrender charge is calculated to be $323.66 (7% of $4,624).

       The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

       2. SYSTEMATIC PARTIAL SURRENDERS. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.


       You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. (See Systematic Partial Surrenders on page ____.)


       3. NURSING CARE FACILITY WAIVER. If your Contract contains a nursing care facility waiver, we will waive the surrender charge, provided:

        --     you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;
        --     your confinement began after the Contract date; and
        --     you provide us with satisfactory written evidence of your
               confinement, including dates, at the time you make each request for partial surrender or complete surrender.

       We will waive the surrender charge under this waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

       4. TERMINAL CONDITION WAIVER. If your Contract contains a terminal condition waiver, we will waive the surrender charge upon a complete or partial surrender, provided:

        -- you (or any joint owner) is diagnosed with a terminal condition after the Contract date;
        -- you (or any joint owner) provide a written statement acceptable to us and signed by a physician;
        -- the written statement provides the physician's diagnosis and prognosis of your (or any joint owner's) non-correctable medical condition; and
        -- the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

       We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract's complete annuity value and your Contract will terminate. This waiver is not available in all states.

PORTFOLIO MANAGEMENT FEES


       The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. A description of these fees and expenses is found in the Annuity Contract Fee Table on page ____ of this prospectus and in the fund prospectuses.


       Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

REDUCED OR WAIVED CHARGES AND EXPENSES TO EMPLOYEES

       We may reduce or waive the surrender charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

       NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

       Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.


       Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

       When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.


QUALIFIED AND NONQUALIFIED CONTRACTS

       If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

       If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

       Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

       A qualified Contract may be used in connection with the following plans:

        -- INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.
        -- TAX-SHELTERED ANNUITY PLAN (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
        -- CORPORATE PENSION, PROFIT-SHARING AND H.R. 10 PLANS: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
        -- DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

       There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

PARTIAL AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS


       In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender, you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

       In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

       The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

        --     paid on or after the taxpayer reaches age 59 1/2;
        --     paid after an owner dies;
        --     paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
        --     paid in a series of substantially equal payments made annually
               (or more frequently) under a lifetime annuity;
        --     paid under an immediate annuity; or
        --     which come from premium payments made prior to August 14, 1982.

MULTIPLE CONTRACTS

       All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

       The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

       The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

       In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

       The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

        --     reaches age 59 1/2;
        --     leaves his/her job;
        --     dies;
        --     becomes disabled (as that term is defined in the Code); or
        --     in the case of hardship. However, in the case of hardship, the owner can only partially surrender the premium payments and not any earnings.


       Defaulted loans from Code Section 401(a) or 403(b) arrangements, and all pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS

       We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

        -- if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
        -- if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

       For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

       Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

       The excludable portion of each annuity payment you receive generally will be determined as follows:

        -- FIXED PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

        -- VARIABLE PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

       The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

       If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

       If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

       It is unclear whether your annuity payments under the Guaranteed Minimum Income Benefit Rider will be treated as fixed payments or as variable payments, for federal tax purposes. You should consult a competent tax advisor with respect to this issue.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

       If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

SEPARATE ACCOUNT CHARGES


       It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


POSSIBLE TAX LAW CHANGES

       Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.


       We have the right to modify the Contact to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.


7. ACCESS TO YOUR MONEY

PARTIAL AND COMPLETE SURRENDERS


       You can have access during the accumulation period to the money in your Contract in several ways:


        --     by making either a partial or complete surrender; or
        --     by taking annuity payments.

       If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

        --     any surrender charges;
        --     any premium taxes;
        --     any loans;
        --     the annual Contract charge; and

        -- the pro rata Guaranteed Minimum Income Benefit Rider and Additional Earnings Rider charges, if applicable.


       The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

       No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the cash value.

       Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

       Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit (and the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider) by more than the dollar amount of the partial surrender. See Section 9, Death Benefit, and the SAI for more details.

       Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

       We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

       When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

       For your protection, we will require a signature guarantee for:

        --     all requests for partial or complete surrenders over $500,000;
        --     where the partial or complete surrender proceeds will be sent to an address other than the address of record; or
        --     any request for partial or complete surrender within 30 days of an address change.

       All signature guarantees must be made by:

        --     a national or state bank;
        --     a member firm of a national stock exchange; or
        --     any institution that is an eligible guarantor under SEC rules and regulations.

       Notarization is not an acceptable form of signature guarantee.

       If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777, Ext. 6538 (Monday-Friday 8:00 a.m.-7:00 p.m. Eastern Time).

DELAY OF PAYMENT AND TRANSFERS

       Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

        --     the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
        --     an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
        --     the SEC permits a delay for the protection of owners.

       In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

       Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders and loan amounts from the fixed account for up to six months.

SYSTEMATIC PARTIAL SURRENDERS

       During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new

Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

       There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

       Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

CONTRACT LOANS FOR CERTAIN QUALIFIED CONTRACTS

       You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

        --     is used in connection with a tax-sheltered annuity plan under
               Section 403(b) of the Code (limit of one Contract loan per Contract year); or
        -- is purchased by a pension, profit-sharing, or other similar plan under Section 401(a) of the Code (including Section 401(k) plans -- please contact your plan administrator).

       The maximum amount you may borrow against the Contract is the lesser of:

        --     50% of the annuity value; or
        --     $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


       The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.


       The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all

Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

       On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

       If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

       You can repay any Contract loan in full:

        --     while the Contract is in force, and
        --     during the accumulation period.

       NOTE CAREFULLY:   If you do not repay your Contract loan, we will
subtract the amount of the unpaid loan balance plus interest from:

        --     the amount of any death benefit proceeds;
        --     the amount we pay upon a partial or complete surrender;
        --     the amount we apply on the maturity date to provide annuity payments; or

        -- the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider and elect to annuitize under the rider.


       You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

        --     in level quarterly or monthly payments over a 5-year period; or
        --     over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


       An extended repayment period cannot go beyond the year you turn 70 1/2.


       If:

        -- a repayment is not received within 31 days from the original due date;

       Then:

        -- a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.


       This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 401(a) or 403(b) of the Code.

       You may fax your loan request to us at 727-299-1620.

       The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

       Contract loans may not be available in all states.

8. PERFORMANCE

       We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


       First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional Guaranteed Minimum Income Benefit Rider and Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.


       Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

       Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

       Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

       The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

       Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

PAYMENTS ON DEATH


       We will pay death benefit proceeds to your beneficiary, under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period. The beneficiary may choose to receive payment under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum distribution.



       An additional death benefit may be payable if the Additional Earnings Rider was in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider on page __ for details.



       BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:



----------------------------------------------------------------------------------
  PERSON WHO DIES BEFORE MATURITY DATE                    BENEFIT
----------------------------------------------------------------------------------
 If an owner and the annuitant are the    Then, the death benefit proceeds will be
 same person, and that person dies:       paid to the beneficiaries,(1)(2) or the
                                          surviving spouse may, in some cases,
                                          continue the Contract.(3)
----------------------------------------------------------------------------------
 If the surviving spouse who continued    Then, we pay the death benefit proceeds
 the Contract dies:                       to the beneficiaries, if surviving,
                                          otherwise to the surviving spouse's
                                          estate.
----------------------------------------------------------------------------------
 If an owner (or surviving joint owner)   Then, the owner becomes the annuitant
 and the annuitant are NOT the same       and the Contract continues. In the case
 person, and the annuitant dies first:    of joint owners, the younger joint owner
                                          becomes the new annuitant and the
                                          Contract continues.
----------------------------------------------------------------------------------
 If an owner (or surviving joint owner)   Then, the beneficiary(1)(4)(5)(6) named
 and the annuitant are NOT the same       by the deceased owner receives the cash
 person, and the owner dies first:        value.
----------------------------------------------------------------------------------


(1) The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2) If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit is paid to the owner's estate. If the sole beneficiary was living on the owner's date of death but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.

(3) If the only beneficiary is an owner's surviving spouse, then the surviving spouse may elect to continue the Contract as the new owner and annuitant. In the case of joint owners, the surviving spouse will automatically become the new annuitant and the Contract will continue.
(4) If the beneficiary is alive and is the owner's surviving spouse, then the Contract will continue indefinitely with the spouse as the new owner.

(5) If the beneficiary is alive, but is not the owner's spouse at the time of death, then the beneficiary is entitled to receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(6) If no beneficiary is alive, the owner's estate will become the new owner and the cash value must be distributed within 5 years of the former owner's death.


       Different rules apply if the owner is not a natural person. Please consult the SAI, your Contract or your agent for more details.

       AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages ____ and ____. Not all payment options provide for a death benefit.


       If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.

STANDARD DEATH BENEFIT (OPTION A)

       Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.


       If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds is payable, the standard death benefit proceeds will be the greatest of:


        --     the annuity value of your Contract on the death report day;
        --     the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or
        --     the monthly step-up: On each Monthiversary, a new "stepped-up"
               death benefit is determined. The stepped-up death benefit is equal to:
            -- the highest annuity value on any Monthiversary before the annuitant's 81st birthday, increased for any premium payments you have made and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Monthiversary on which the highest annuity value occurs.


       The standard death benefit proceeds are not payable after the maturity date.



       NOTE: The standard death benefit proceeds are referred to as:


        --     Option A in the Contract form; and
        --     Guaranteed Minimum Death Benefit in the Contract application.


COMPOUNDING/ANNUAL STEP-UP DEATH BENEFIT (OPTION B)



       On the Contract application, you may add the compounding/annual step-up death benefit to the Contract for an additional charge. This option is not available to annuitants age 81 or older on the Contract date. This death benefit option is only payable during the accumulation period and is not payable after the maturity date. You may not select this option after the Contract has been issued.



       If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the compounding/annual step up death benefit proceeds are the greater of:



        --     the standard death benefit proceeds; or


        -- the compounding death benefit proceeds: This benefit equals total premium payments, plus interest at an effective annual rate of 6% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 6% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant's 90th birthday; or



        -- The annual step-up death benefit: This benefit equals the highest annuity value on any Contract anniversary prior to the annuitant's 90th birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs.



       If you select this option, then the mortality and expense risk charge will increase to 1.25%.



EFFECT OF ADJUSTED PARTIAL SURRENDER ON CERTAIN DEATH BENEFITS



       When you request a partial surrender, we will reduce certain death benefits under the Contract by an "adjusted partial surrender." Adjusted partial surrenders will reduce:



        --    the compounding/annual step-up death benefit, if selected; and


        --    the monthly step-up death benefit.



       A partial surrender will reduce the compounding/annual step-up death benefit, if selected, and the monthly step-up death benefit, by the amount of the partial surrender times the ratio of:



        -- the amount of the compounding/annual step-up death benefit (and/or monthly step-up death benefit) on the same date as, but immediately before the processing of the partial surrender, to



        --    the annuity value immediately before the partial surrender.



       We have included a more detailed explanation of this adjustment in the SAI.



       If the compounding/annual step-up death benefit or the monthly step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total amount paid as the death benefit could be less than the total premium payments.



ADDITIONAL BENEFITS WITH SPOUSAL CONTINUATION



       If the owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is sole beneficiary or joint owner, then the Contract continues with the surviving spouse as sole owner and annuitant. We will increase the annuity value to equal the amount of the death benefit as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. If the owner who is the annuitant dies before the maturity date, and if the surviving spouse of that deceased owner is: (a) the sole beneficiary or the joint owner, and (b) continues the Contract.

ADDITIONAL DEATH BENEFIT ON BENEFICIARY'S DEATH



       If the owner who is the annuitant dies before the maturity date, and the deceased owner's spouse is not named as a beneficiary or joint owner?, then the beneficiary or joint owner who is not the surviving spouse of that deceased owner can elect to keep the Contract in the accumulation period and to receive his or her portion of the death benefit over a period not to exceed that beneficiary's (or joint owner's) life expectancy (the "distribution period"). We will pay an additional death benefit under the Contract on the death of the beneficiary or joint owner during the distribution period, and we will revise the way we calculate the additional death benefit so that it is based on the age of the beneficiary or joint owner.


ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

       The beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment:

       1.    within 5 years of the date of the owner's death;

       2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the owner's death; or

       3. under a life annuity payout option, with payments starting within one year of the owner's death.

       Multiple beneficiaries may choose individually among any of the three options.


       If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. Any payments made to the beneficiary under option 2 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.



       These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse who continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of the owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit.



ADDITIONAL EARNINGS RIDER



       The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when the owner who is the annuitant dies and death benefit proceeds are paid under your Contract. When you buy this rider, you should name each owner as an annuitant.



       We will pay the Additional Earnings Rider Amount under this rider only if:



        --    the rider is in force at the time of death;


        --    death benefit proceeds are payable under the Contract; and


        -- there are rider earnings when the death benefit proceeds are calculated.

The rider is available for purchase only with nonqualified Contracts. You may elect the rider when we issue the Contract, or on any Monthiversary during the accumulation period before you reach age 75. The date you add the rider to the Contract is the rider date.



       ADDITIONAL EARNINGS RIDER AMOUNT. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:



        -- the rider earnings on the date we calculate the death benefit proceeds (the death report day); or


        -- the rider earnings limit (shown on your rider) multiplied by the rider base on the rider date.



Rider earnings equal:



        --   the death benefit proceeds payable under the Contract; minus


        --   the rider base, which is


             -- annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus


             --   premium payments made after the rider date; less


             -- the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.



       [EXAMPLE TO BE PROVIDED]



       We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.



       The additional earnings factors are as follows:



 OWNER AGE ON THE RIDER DATE                   PERCENT
             0-65                                40%
            66-67                                35%
            68-69                                30%
            70-75                                25%



       For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.



       See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.



       CONTINUATION. If the owner who is the annuitant dies during the accumulation period and the deceased owner's spouse elects to continue the Contract instead of receiving the death benefit proceeds and Additional Earnings Rider Amount, the deceased owner's spouse will have the following options:



        -- terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or


        -- continue the Additional Earnings Rider without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the continuing owner. This amount will be calculated using the additional earnings factor and other calculation factors [(NEED TO SPECIFY IN NEXT ROUND)] determined under the original rider.



       ALTERNATE ELECTION. If the owner who is the annuitant dies during the accumulation period and the beneficiary who is not the deceased owner's spouse elects to receive the complete distribution of the death benefit proceeds under one of the alternate payment elections, then that beneficiary will become the continuing owner and have the following options:



        -- terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or



        -- continue the Additional Earnings Rider without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the continuing owner and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider.



       RIDER FEE. There is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. We may change this charge for future issues of the rider, but it will never be greater than 1.00% annually, and the charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.



       TERMINATION. The rider will remain in effect until:



        -- we receive your written cancellation notice at our administrative office;


        --    you annuitize or surrender the Contract; or


        -- the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation.



       Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may be different than the terminated rider.

       It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor prior to selecting this rider under the Contract. As mentioned above, this rider may only be purchased for nonqualified Contracts.



       The Additional Earnings Rider may vary by state and may not be available in all states.


10. OTHER INFORMATION

OWNERSHIP

       You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

ANNUITANT

       The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

       The beneficiary is the person who receives the death benefit when an owner who is also the annuitant dies. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

ASSIGNMENT

       You can also assign the Contract any time prior to the maturity date. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

       Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT

       Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 32 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

       The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

       The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

       Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

EXCHANGES

       You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for

Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

VOTING RIGHTS

       Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS


       AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.


       AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

       The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from premium payments. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

       To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

       We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

       We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

NON-PARTICIPATING CONTRACT

       The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS

       Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

       The fixed account is not available in all states. Residents of Washington, Oregon, New Jersey and Massachusetts may not direct or transfer any money to the fixed account.

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

LEGAL PROCEEDINGS

       Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

FINANCIAL STATEMENTS

       The financial statements of Western Reserve and the separate account are included in the SAI.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                    Definitions of Special Terms
                    The Contract -- General Provisions
                    Certain Federal Income Tax Consequences
                    Investment Experience
                    Historical Performance Data
                    Published Ratings
                    Administration
                    Records and Reports
                    Distribution of the Contracts
                    Other Products
                    Custody of Assets
                    Legal Matters
                    Independent Auditors
                    Other Information
                    Financial Statements

Inquiries and requests for an SAI should be directed to:

                    Western Reserve Life
                    Administrative Office
                    Attention: Annuity Department
                    P.O. Box 9051
                    Clearwater, Florida 33758-9051
                    1-800-851-9777, Ext. 6538
                    (Monday-Friday 8:00 a.m.-7:00 p.m. Eastern Time)

APPENDIX A

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding as follows:

 -- Four variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.40% separate account annual expense; and

 -- Two variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.65% separate account annual expense.

SUBACCOUNTS WITH SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40%:


----------------------------------------------------------------------------------------
                        WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/03/1992(1) - 12/31/1992           $10.000          $10.009             10,000
----------------------------------------------------------------------------------------
 12/31/1993                           $10.009          $10.110            869,019
----------------------------------------------------------------------------------------
 12/31/1994                           $10.110          $10.319          2,765,589
----------------------------------------------------------------------------------------
 12/31/1995                           $10.319          $10.728          2,658,931
----------------------------------------------------------------------------------------
 12/31/1996                           $10.728          $11.119          5,253,582
----------------------------------------------------------------------------------------
 12/31/1997                           $11.119          $11.546          5,382,846
----------------------------------------------------------------------------------------
 12/31/1998                           $11.546          $11.989          7,839,228
----------------------------------------------------------------------------------------
 12/31/1999                           $11.989          $12.396         21,724,144
----------------------------------------------------------------------------------------
 12/31/2000                           $12.396          $12.971         15,661,242
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                               WRL AEGON BOND SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/03/1992(1) - 12/31/1992           $10.000          $10.136            10,000
----------------------------------------------------------------------------------------
 12/31/1993                           $10.136          $11.330         1,524,761
----------------------------------------------------------------------------------------
 12/31/1994                           $11.330          $10.400         1,693,632
----------------------------------------------------------------------------------------
 12/31/1995                           $10.400          $12.613         2,598,178
----------------------------------------------------------------------------------------
 12/31/1996                           $12.613          $12.455         3,055,305
----------------------------------------------------------------------------------------
 12/31/1997                           $12.455          $13.407         4,801,744
----------------------------------------------------------------------------------------
 12/31/1998                           $13.407          $14.452         6,350,826
----------------------------------------------------------------------------------------
 12/31/1999                           $14.452          $13.832         6,280,541
----------------------------------------------------------------------------------------
 12/31/2000                           $13.832          $15.125         5,244,630
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                              WRL JANUS GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/03/1992(1) - 12/31/1992           $10.000          $10.240             10,000
----------------------------------------------------------------------------------------
 12/31/1993                           $10.240          $10.499          8,326,400
----------------------------------------------------------------------------------------
 12/31/1994                           $10.499          $ 9.493         11,839,096
----------------------------------------------------------------------------------------
 12/31/1995                           $ 9.493          $13.771         14,387,637
----------------------------------------------------------------------------------------
 12/31/1996                           $13.771          $16.019         19,832,582
----------------------------------------------------------------------------------------
 12/31/1997                           $16.019          $18.568         23,272,252
----------------------------------------------------------------------------------------
 12/31/1998                           $18.568          $30.116         27,434,976
----------------------------------------------------------------------------------------
 12/31/1999                           $30.116          $47.419         32,275,260
----------------------------------------------------------------------------------------
 12/31/2000                           $47.419          $33.226         34,641,646
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL JANUS GLOBAL SUBACCOUNT(2)
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/03/1992(1) - 12/31/1992           $10.000          $10.151             25,000
----------------------------------------------------------------------------------------
 12/31/1993                           $10.151          $13.518          2,212,212
----------------------------------------------------------------------------------------
 12/31/1994                           $13.518          $13.364          7,170,632
----------------------------------------------------------------------------------------
 12/31/1995                           $13.364          $16.217          6,903,573
----------------------------------------------------------------------------------------
 12/31/1996                           $16.217          $20.428         11,159,128
----------------------------------------------------------------------------------------
 12/31/1997                           $20.428          $23.921         15,530,666
----------------------------------------------------------------------------------------
 12/31/1998                           $23.921          $30.669         17,104,721
----------------------------------------------------------------------------------------
 12/31/1999                           $30.669          $51.748         18,875,171
----------------------------------------------------------------------------------------
 12/31/2000                           $51.748          $42.074         20,629,370
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                       WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 3/01/1993(1) - 12/31/1993            $10.000          $11.243          2,518,263
----------------------------------------------------------------------------------------
 12/31/1994                           $11.243          $11.027          6,504,999
----------------------------------------------------------------------------------------
 12/31/1995                           $11.027          $13.555          7,498,916
----------------------------------------------------------------------------------------
 12/31/1996                           $13.555          $15.372         12,770,554
----------------------------------------------------------------------------------------
 12/31/1997                           $15.372          $18.471         15,124,297
----------------------------------------------------------------------------------------
 12/31/1998                           $18.471          $19.969         16,461,563
----------------------------------------------------------------------------------------
 12/31/1999                           $19.969          $22.069         16,136,973
----------------------------------------------------------------------------------------
 12/31/2000                           $22.069          $20.943         14,888,714
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                       WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 3/01/1993(1) - 12/31/1993            $10.000          $12.354          2,059,530
----------------------------------------------------------------------------------------
 12/31/1994                           $12.354          $11.286          5,547,915
----------------------------------------------------------------------------------------
 12/31/1995                           $11.286          $16.337          6,434,051
----------------------------------------------------------------------------------------
 12/31/1996                           $16.337          $19.152          9,376,917
----------------------------------------------------------------------------------------
 12/31/1997                           $19.152          $22.938         11,279,603
----------------------------------------------------------------------------------------
 12/31/1998                           $22.938          $31.063         12,278,821
----------------------------------------------------------------------------------------
 12/31/1999                           $31.063          $62.846         14,178,995
----------------------------------------------------------------------------------------
 12/31/2000                           $62.846          $54.586         16,201,070
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                         WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 3/01/1994(1) - 12/31/1994            $10.000          $ 9.782          1,165,716
----------------------------------------------------------------------------------------
 12/31/1995                           $ 9.782          $13.313          4,538,244
----------------------------------------------------------------------------------------
 12/31/1996                           $13.313          $14.500          6,954,084
----------------------------------------------------------------------------------------
 12/31/1997                           $14.500          $17.766          9,141,315
----------------------------------------------------------------------------------------
 12/31/1998                           $17.766          $26.048         10,807,100
----------------------------------------------------------------------------------------
 12/31/1999                           $26.048          $43.416         13,252,453
----------------------------------------------------------------------------------------
 12/31/2000                           $43.416          $29.399         16,289,378
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL AEGON BALANCED SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 3/01/1994(1) - 12/31/1994            $10.000          $ 9.339           849,727
----------------------------------------------------------------------------------------
 12/31/1995                           $ 9.339          $11.032         1,456,512
----------------------------------------------------------------------------------------
 12/31/1996                           $11.032          $12.045         2,385,500
----------------------------------------------------------------------------------------
 12/31/1997                           $12.045          $13.909         3,156,354
----------------------------------------------------------------------------------------
 12/31/1998                           $13.909          $14.666         4,024,017
----------------------------------------------------------------------------------------
 12/31/1999                           $14.666          $14.900         4,467,001
----------------------------------------------------------------------------------------
 12/31/2000                           $14.900          $15.549         4,475,563
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                        WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 3/01/1994(1) - 12/31/1994            $10.000          $ 9.453           400,544
----------------------------------------------------------------------------------------
 12/31/1995                           $ 9.453          $11.676           863,789
----------------------------------------------------------------------------------------
 12/31/1996                           $11.676          $12.853         1,553,811
----------------------------------------------------------------------------------------
 12/31/1997                           $12.853          $15.799         2,315,992
----------------------------------------------------------------------------------------
 12/31/1998                           $15.799          $16.055         3,248,069
----------------------------------------------------------------------------------------
 12/31/1999                           $16.055          $15.127         3,023,724
----------------------------------------------------------------------------------------
 12/31/2000                           $15.127          $19.267         3,892,691
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                       WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 1/03/1995(1) - 12/31/1995            $10.000          $11.843          6,104,685
----------------------------------------------------------------------------------------
 12/31/1996                           $11.843          $13.363          9,397,631
----------------------------------------------------------------------------------------
 12/31/1997                           $13.363          $15.363         12,633,177
----------------------------------------------------------------------------------------
 12/31/1998                           $15.363          $16.411         14,496,370
----------------------------------------------------------------------------------------
 12/31/1999                           $16.411          $15.270         10,938,985
----------------------------------------------------------------------------------------
 12/31/2000                           $15.270          $17.649          7,316,935
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                             WRL C.A.S.E. GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/1996(1) - 12/31/1996            $10.000          $10.773         1,164,233
----------------------------------------------------------------------------------------
 12/31/1997                           $10.773          $12.220         2,618,284
----------------------------------------------------------------------------------------
 12/31/1998                           $12.220          $12.348         3,043,446
----------------------------------------------------------------------------------------
 12/31/1999                           $12.348          $16.297         3,137,092
----------------------------------------------------------------------------------------
 12/31/2000                           $16.297          $12.741         3,050,823
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                            WRL NWQ VALUE EQUITY SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/1996(1) - 12/31/1996            $10.000          $11.213         2,118,820
----------------------------------------------------------------------------------------
 12/31/1997                           $11.213          $13.827         7,035,132
----------------------------------------------------------------------------------------
 12/31/1998                           $13.827          $12.983         7,102,945
----------------------------------------------------------------------------------------
 12/31/1999                           $12.983          $13.820         5,579,088
----------------------------------------------------------------------------------------
 12/31/2000                           $13.820          $15.698         5,063,664
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                    WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT(3)
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 1/02/1997(1) - 12/31/1997            $10.000          $10.601         1,050,984
----------------------------------------------------------------------------------------
 12/31/1998                           $10.601          $11.797         1,642,437
----------------------------------------------------------------------------------------
 12/31/1999                           $11.797          $14.536         1,407,842
----------------------------------------------------------------------------------------
 12/31/2000                           $14.536          $12.184         1,768,548
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                             WRL GE U.S. EQUITY SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 1/02/1997(1) - 12/31/1997            $10.000          $12.526         2,141,414
----------------------------------------------------------------------------------------
 12/31/1998                           $12.526          $15.177         4,840,127
----------------------------------------------------------------------------------------
 12/31/1999                           $15.177          $17.721         6,781,197
----------------------------------------------------------------------------------------
 12/31/2000                           $17.721          $17.336         7,666,254
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                           WRL THIRD AVENUE VALUE SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 1/02/1998(1) - 12/31/1998            $10.000          $ 9.187         1,025,234
----------------------------------------------------------------------------------------
 12/31/1999                           $ 9.187          $10.483           968,035
----------------------------------------------------------------------------------------
 12/31/2000                           $10.483          $14.004         4,130,688
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                   WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/1998(1) - 12/31/1998            $10.000          $ 8.427           157,193
----------------------------------------------------------------------------------------
 12/31/1999                           $ 8.427          $ 7.996           203,365
----------------------------------------------------------------------------------------
 12/31/2000                           $ 7.996          $10.220         1,056,274
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                          WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $11.640           503,875
----------------------------------------------------------------------------------------
 12/31/2000                           $11.640          $10.558         1,148,171
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                              WRL MUNDER NET50 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $11.631           166,378
----------------------------------------------------------------------------------------
 12/31/2000                           $11.631          $11.438           411,613
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $ 9.173           691,875
----------------------------------------------------------------------------------------
 12/31/2000                           $ 9.173          $ 9.938         1,122,878
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                         WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $13.719           359,295
----------------------------------------------------------------------------------------
 12/31/2000                           $13.719          $12.385         1,163,345
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                             WRL SALOMON ALL CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $11.449           425,168
----------------------------------------------------------------------------------------
 12/31/2000                           $11.449          $13.356         4,108,412
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $17.633         1,452,014
----------------------------------------------------------------------------------------
 12/31/2000                           $17.633          $14.885         9,146,628
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL DREYFUS MID CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/03/1999(1) - 12/31/1999            $10.000          $10.620          209,699
----------------------------------------------------------------------------------------
 12/31/2000                           $10.620          $11.825          902,381
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 8.945          419,760
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                     WRL GREAT COMPANIES -- AMERICA(SM) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $11.273         5,577,063
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                    WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 6.677         2,786,341
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                      WRL GREAT COMPANIES -- GLOBAL(2) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 9/01/2000(1) - 12/31/2000            $10.000          $ 8.504          363,592
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                          WRL GABELLI GLOBAL GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 9/01/2000(1) - 12/31/2000            $10.000          $ 9.055          993,362
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                           WRL LKCM CAPITAL GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/01/2000(1) - 12/31/2000           $10.000          $11.177           31,196
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                         FIDELITY VIP III GROWTH OPPORTUNITIES
                        PORTFOLIO -- SERVICE CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 8.535          333,333
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                   FIDELITY VIP II CONTRAFUND(R) PORTFOLIO -- SERVICE
                                   CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 9.352          575,608
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE
                                   CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.40%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $10.954          251,005
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------


SUBACCOUNTS WITH SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.65%:


----------------------------------------------------------------------------------------
                        WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.046            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.046          $10.504          229,542
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                               WRL AEGON BOND SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $ 9.979            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $ 9.979          $10.902           22,430
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                              WRL JANUS GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.870            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.870          $ 7.609          805,120
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                             WRL JANUS GLOBAL SUBACCOUNT(2)
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $11.387            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $11.387          $ 9.250          376,015
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                       WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.316            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.316          $ 9.781          169,690
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                       WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $12.108            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $12.108          $10.507          399,932
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                         WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $11.705            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $11.705          $ 7.918          273,591
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL AEGON BALANCED SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.001            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.001          $10.427           28,827
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                        WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.074            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.074          $12.820           23,516
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                       WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $ 9.907            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $ 9.907          $11.440           21,737
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL C.A.S.E. GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.053            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.053          $ 7.852           17,686
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                            WRL NWQ VALUE EQUITY SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.421            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.421          $11.826           12,417
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                    WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT(3)
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $11.124            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $11.124          $ 9.316           29,298
----------------------------------------------------------------------------------------
 12/31/2001
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL GE U.S. EQUITY SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.424            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.424          $10.189           86,240
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                           WRL THIRD AVENUE VALUE SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.660            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.660          $14.226           38,952
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                   WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.398           2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.398          $13.278           9,648
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                          WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.731            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.731          $ 9.724           28,596
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                              WRL MUNDER NET50 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.891           2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.891          $10.701           8,950
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $ 9.872            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $ 9.872          $10.686           24,303
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                         WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $11.398            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $11.398          $10.280           40,359
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                             WRL SALOMON ALL CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.459            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.459          $12.189           92,443
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $12.092            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $12.092          $10.198          175,266
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                             WRL DREYFUS MID CAP SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 11/29/1999(1) - 12/31/1999           $10.000          $10.510            2,500
----------------------------------------------------------------------------------------
 12/31/2000                           $10.510          $11.692           25,081
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                      WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 8.930           12,812
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                     WRL GREAT COMPANIES -- AMERICA(SM) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $11.254          269,727
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                    WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 6.665           43,286
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                      WRL GREAT COMPANIES -- GLOBAL(2) SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 9/01/2000(1) - 12/31/2000            $10.000          $ 8.493           19,454
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                          WRL GABELLI GLOBAL GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 9/01/2000(1) - 12/31/2000            $10.000          $ 9.050           30,540
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                           WRL LKCM CAPITAL GROWTH SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 12/01/2000(1) - 12/31/2000           $10.000          $11.175           13,250
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                   FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO --
                               SERVICE CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 8.521           15,086
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                       FIDELITY VIP II CONTRAFUND(R) PORTFOLIO --
                               SERVICE CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $ 9.337           43,831
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                        FIDELITY VIP EQUITY-INCOME PORTFOLIO --
                               SERVICE CLASS 2 SUBACCOUNT
                      (SEPARATE ACCOUNT ANNUAL EXPENSES -- 1.65%)
----------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                   ACCUMULATION                       ACCUMULATION
                                   UNIT VALUE AT    ACCUMULATION         UNITS
                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                      PERIOD        END OF PERIOD    END OF PERIOD
----------------------------------------------------------------------------------------
 5/01/2000(1) - 12/31/2000            $10.000          $10.935           10,866
----------------------------------------------------------------------------------------
 12/31/2001                           $                $
----------------------------------------------------------------------------------------


(1) Commencement of operations of these subaccounts.
(2) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(3) Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.

APPENDIX B

HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STANDARDIZED PERFORMANCE DATA

       We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


       WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J.P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2001, the yield of the WRL J.P. Morgan Money Market subaccount was ___% and the effective yield was ___%, assuming no surrender and selection of the standard death benefit.


       OTHER SUBACCOUNTS. The yield of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

       The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

       The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.


       Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Tables 1 and 2 below. Although the Contract did not exist during the periods shown in Tables 1 and 2, the returns of the subaccounts shown have been adjusted to reflect current subaccount charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.00% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. (Based on an average Contract size of $_____, the annual Contract charge translates into a charge of ___%.) Total returns shown in Table 2 reflect the standardized total returns of Table 1, adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding/ annual step-up death benefit), 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.35% OF MINIMUM ANNUITIZATION VALUE ("MAV") AND THE OPTIONAL ADDITIONAL EARNINGS RIDER CHARGE OF 0.35% OF ANNUITY VALUE HAVE NOT BEEN DEDUCTED. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Tables 1 or 2. Standardized total returns also assume a complete surrender of the Contract at the end of the period; therefore, the surrender charge is deducted.

                                    TABLE 1
          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
           (ASSUMES SURRENDER AND SELECTION OF STANDARD DEATH BENEFIT

                WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER


                         AND ADDITIONAL EARNINGS RIDER)


                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)


-------------------------------------------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS       10 YEARS     INCEPTION OF THE    SUBACCOUNT
                                                     ENDED         ENDED         ENDED        SUBACCOUNT TO      INCEPTION
SUBACCOUNT                                         12/31/2001    12/31/2001    12/31/2001     12/31/2001(2)       DATE(2)
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Money Market(1)                                                                                 02/24/1989
-------------------------------------------------
 WRL AEGON Bond                                                                                                  02/24/1989
-------------------------------------------------
 WRL Janus Growth                                                                                                02/24/1989
-------------------------------------------------
 WRL Janus Global(3)                                                                                             12/03/1992
-------------------------------------------------
 WRL LKCM Strategic Total Return                                                                                 03/01/1993
-------------------------------------------------
 WRL Van Kampen Emerging Growth                                                                                  03/01/1993
-------------------------------------------------
 WRL Alger Aggressive Growth                                                                                     03/01/1994
-------------------------------------------------
 WRL AEGON Balanced                                                                                              03/01/1994
-------------------------------------------------
 WRL Federated Growth & Income                                                                                   03/01/1994
-------------------------------------------------
 WRL Transamerica Value Balanced                                                                                 01/03/1995
-------------------------------------------------
 WRL C.A.S.E. Growth                                                                                             05/01/1995
-------------------------------------------------
 WRL NWQ Value Equity                                                                                            05/01/1996
-------------------------------------------------
 WRL American Century International(4)                                                                           01/02/1997
-------------------------------------------------
 WRL GE U.S. Equity                                                                                              01/02/1997
-------------------------------------------------
 WRL Third Avenue Value                                                                                          01/02/1998
-------------------------------------------------
 WRL J.P. Morgan Real Estate Securities                                                                          05/01/1998
-------------------------------------------------
 WRL Goldman Sachs Growth                                                                                        05/03/1999
-------------------------------------------------
 WRL Munder Net50                                                                                                05/03/1999
-------------------------------------------------
 WRL T. Rowe Price Dividend Growth                                                                               05/03/1999
-------------------------------------------------
 WRL T. Rowe Price Small Cap                                                                                     05/03/1999
-------------------------------------------------
 WRL Salomon All Cap                                                                                             05/03/1999
-------------------------------------------------
 WRL Pilgrim Baxter Mid Cap                                                                                      05/03/1999
-------------------------------------------------
 WRL Dreyfus Mid Cap                                                                                             05/03/1999
-------------------------------------------------
 WRL Value Line Aggressive Growth                                                                                05/01/2000
-------------------------------------------------
 WRL Great Companies -- America(SM)                                                                              05/01/2000
-------------------------------------------------
 WRL Great Companies -- Technology(SM)                                                                           05/01/2000
-------------------------------------------------
 WRL Great Companies -- Global(2)                                                                                09/01/2000
-------------------------------------------------
 WRL Gabelli Global Growth                                                                                       09/01/2000
-------------------------------------------------
 WRL LKCM Capital Growth                                                                                         12/01/2000
-------------------------------------------------
 Fidelity VIP III Growth Opportunities
   Portfolio -- Service Class 2                                                                                  05/01/2000
-------------------------------------------------
 Fidelity VIP II Contrafund(R)
   Portfolio -- Service Class 2                                                                                  05/01/2000
-------------------------------------------------
 Fidelity VIP Equity-Income Portfolio -- Service
   Class 2                                                                                                       05/01/2000
-------------------------------------------------


(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(4)Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.

                                    TABLE 2
          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                      (ASSUMES SURRENDER AND SELECTION OF

                    COMPOUNDING/ANNUAL STEP-UP DEATH BENEFIT


                WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER


                         AND ADDITIONAL EARNINGS RIDER)


                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.65%)


-------------------------------------------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS       10 YEARS     INCEPTION OF THE    SUBACCOUNT
                                                     ENDED         ENDED         ENDED        SUBACCOUNT TO      INCEPTION
SUBACCOUNT                                         12/31/2001    12/31/2001    12/31/2001     12/31/2001(2)       DATE(2)
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Money Market(1)                                                                                 02/24/1989
-------------------------------------------------
 WRL AEGON Bond                                                                                                  02/24/1989
-------------------------------------------------
 WRL Janus Growth                                                                                                02/24/1989
-------------------------------------------------
 WRL Janus Global(3)                                                                                             12/03/1992
-------------------------------------------------
 WRL LKCM Strategic Total Return                                                                                 03/01/1993
-------------------------------------------------
 WRL Van Kampen Emerging Growth                                                                                  03/01/1993
-------------------------------------------------
 WRL Alger Aggressive Growth                                                                                     03/01/1994
-------------------------------------------------
 WRL AEGON Balanced                                                                                              03/01/1994
-------------------------------------------------
 WRL Federated Growth & Income                                                                                   03/01/1994
-------------------------------------------------
 WRL Transamerica Value Balanced                                                                                 01/03/1995
-------------------------------------------------
 WRL C.A.S.E. Growth                                                                                             05/01/1995
-------------------------------------------------
 WRL NWQ Value Equity                                                                                            05/01/1996
-------------------------------------------------
 WRL American Century International(4)                                                                           01/02/1997
-------------------------------------------------
 WRL GE U.S. Equity                                                                                              01/02/1997
-------------------------------------------------
 WRL Third Avenue Value                                                                                          01/02/1998
-------------------------------------------------
 WRL J.P. Morgan Real Estate Securities                                                                          05/01/1998
-------------------------------------------------
 WRL Goldman Sachs Growth                                                                                        05/03/1999
-------------------------------------------------
 WRL Munder Net50                                                                                                05/03/1999
-------------------------------------------------
 WRL T. Rowe Price Dividend Growth                                                                               05/03/1999
-------------------------------------------------
 WRL T. Rowe Price Small Cap                                                                                     05/03/1999
-------------------------------------------------
 WRL Salomon All Cap                                                                                             05/03/1999
-------------------------------------------------
 WRL Pilgrim Baxter Mid Cap                                                                                      05/03/1999
-------------------------------------------------
 WRL Dreyfus Mid Cap                                                                                             05/03/1999
-------------------------------------------------
 WRL Value Line Aggressive Growth                                                                                05/01/2000
-------------------------------------------------
 WRL Great Companies -- America(SM)                                                                              05/01/2000
-------------------------------------------------
 WRL Great Companies -- Technology(SM)                                                                           05/01/2000
-------------------------------------------------
 WRL Great Companies -- Global(2)                                                                                09/01/2000
-------------------------------------------------
 WRL Gabelli Global Growth                                                                                       09/01/2000
-------------------------------------------------
 WRL LKCM Capital Growth                                                                                         12/01/2000
-------------------------------------------------
 Fidelity VIP III Growth Opportunities
   Portfolio -- Service Class 2                                                                                  05/01/2000
-------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------
 Fidelity VIP Equity-Income Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------


(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(4)Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.

NON-STANDARDIZED PERFORMANCE DATA

       In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

       We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

       All non-standardized performance data will be advertised only if the standardized performance data as shown in Tables 1 and 2 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


       Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 3 below. Total returns shown reflect deductions of 1.00% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $________, the annual Contract charge translates into a charge of ____%.) Total returns shown in Table 4 reflect the non-standardized total returns of Table 3 adjusted to reflect 1.25% for the mortality and expense risk charge (assuming selection of the compounding/annual step-up death benefit), 0.40% for the administrative charge, and $30 for the annual Contract charge. THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.35% OF MAV AND THE OPTIONAL ADDITIONAL EARNINGS RIDER CHARGE OF 0.35% OF ANNUITY VALUE HAVE NOT BEEN DEDUCTED. The non-standardized average annual total return figures shown in Tables 3 and 4 are based on the assumption that the Contract is not surrendered; therefore, the surrender charge is not imposed.

                                    TABLE 3
                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         (ASSUMES NO SURRENDER AND SELECTION OF STANDARD DEATH BENEFIT
                WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER

                         AND ADDITIONAL EARNINGS RIDER)


                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)


-------------------------------------------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS       10 YEARS     INCEPTION OF THE    SUBACCOUNT
                                                     ENDED         ENDED         ENDED        SUBACCOUNT TO      INCEPTION
SUBACCOUNT                                         12/31/2001    12/31/2001    12/31/2001     12/31/2001(2)       DATE(2)
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Money Market(1)                                                                                 02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL AEGON Bond                                                                                                  02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Growth                                                                                                02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Global(3)                                                                                             12/03/1992
-------------------------------------------------------------------------------------------------------------------------------
 WRL LKCM Strategic Total Return                                                                                 03/01/1993
-------------------------------------------------------------------------------------------------------------------------------
 WRL Van Kampen Emerging Growth                                                                                  03/01/1993
-------------------------------------------------------------------------------------------------------------------------------
 WRL Alger Aggressive Growth                                                                                     03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL AEGON Balanced                                                                                              03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL Federated Growth & Income                                                                                   03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL Transamerica Value Balanced                                                                                 01/03/1995
-------------------------------------------------------------------------------------------------------------------------------
 WRL C.A.S.E. Growth                                                                                             05/01/1995
-------------------------------------------------------------------------------------------------------------------------------
 WRL NWQ Value Equity                                                                                            05/01/1996
-------------------------------------------------------------------------------------------------------------------------------
 WRL American Century International(4)                                                                           01/02/1997
-------------------------------------------------------------------------------------------------------------------------------
 WRL GE U.S. Equity                                                                                              01/02/1997
-------------------------------------------------------------------------------------------------------------------------------
 WRL Third Avenue Value                                                                                          01/02/1998
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Real Estate Securities                                                                          05/01/1998
-------------------------------------------------------------------------------------------------------------------------------
 WRL Goldman Sachs Growth                                                                                        05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Munder Net50                                                                                                05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Dividend Growth                                                                               05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Small Cap                                                                                     05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Salomon All Cap                                                                                             05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Pilgrim Baxter Mid Cap                                                                                      05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Dreyfus Mid Cap                                                                                             05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Value Line Aggressive Growth                                                                                05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies -- America(SM)                                                                              05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies --Technology(SM)                                                                            05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies -- Global(2)                                                                                09/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Gabelli Global Growth                                                                                       09/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL LKCM Capital Growth                                                                                         12/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP III Growth Opportunities
   Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------


(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(4) Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.

                                    TABLE 4
                     NON-STANDARDIZED AVERAGE TOTAL RETURNS
                     (ASSUMES NO SURRENDER AND SELECTION OF

                  COMPOUNDING/ANNUAL STEP-UP DEATH BENEFIT AND

                WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER

                         AND ADDITIONAL EARNINGS RIDER)


                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.65%)


-------------------------------------------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS       10 YEARS     INCEPTION OF THE    SUBACCOUNT
                                                     ENDED         ENDED         ENDED        SUBACCOUNT TO      INCEPTION
SUBACCOUNT                                         12/31/2001    12/31/2001    12/31/2001     12/31/2001(2)       DATE(2)
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Money Market(1)                                                                                 02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL AEGON Bond                                                                                                  02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Growth                                                                                                02/24/1989
-------------------------------------------------------------------------------------------------------------------------------
 WRL Janus Global(3)                                                                                             12/03/1992
-------------------------------------------------------------------------------------------------------------------------------
 WRL LKCM Strategic Total Return                                                                                 03/01/1993
-------------------------------------------------------------------------------------------------------------------------------
 WRL Van Kampen Emerging Growth                                                                                  03/01/1993
-------------------------------------------------------------------------------------------------------------------------------
 WRL Alger Aggressive Growth                                                                                     03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL AEGON Balanced                                                                                              03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL Federated Growth & Income                                                                                   03/01/1994
-------------------------------------------------------------------------------------------------------------------------------
 WRL Transamerica Value Balanced                                                                                 01/03/1995
-------------------------------------------------------------------------------------------------------------------------------
 WRL C.A.S.E. Growth                                                                                             05/01/1995
-------------------------------------------------------------------------------------------------------------------------------
 WRL NWQ Value Equity                                                                                            05/01/1996
-------------------------------------------------------------------------------------------------------------------------------
 WRL American Century International(4)                                                                           01/02/1997
-------------------------------------------------------------------------------------------------------------------------------
 WRL GE U.S. Equity                                                                                              01/02/1997
-------------------------------------------------------------------------------------------------------------------------------
 WRL Third Avenue Value                                                                                          01/02/1998
-------------------------------------------------------------------------------------------------------------------------------
 WRL J.P. Morgan Real Estate Securities                                                                          05/01/1998
-------------------------------------------------------------------------------------------------------------------------------
 WRL Goldman Sachs Growth                                                                                        05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Munder Net50                                                                                                05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Dividend Growth                                                                               05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL T. Rowe Price Small Cap                                                                                     05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Salomon All Cap                                                                                             05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Pilgrim Baxter Mid Cap                                                                                      05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Dreyfus Mid Cap                                                                                             05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
 WRL Value Line Aggressive Growth                                                                                05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies -- America(SM)                                                                              05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies -- Technology(SM)                                                                           05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Great Companies -- Global(2)                                                                                09/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL Gabelli Global Growth                                                                                       09/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 WRL LKCM Capital Growth                                                                                         12/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP III Growth Opportunities
   Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio --
   Service Class 2                                                                                               05/01/2000
-------------------------------------------------------------------------------------------------------------------------------


(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(4) Effective February 28, 2002, the American Century International portfolio (which was not an investment option under this Contract) merged into the International Equity portfolio (then available under this Contract). The resulting portfolio was renamed American Century International portfolio and was made available under this Contract on March 1, 2002.

ADJUSTED HISTORICAL PERFORMANCE DATA


       We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

                                     PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

`                       STATEMENT OF ADDITIONAL INFORMATION

                             WRL FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT


                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716


This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the WRL Freedom Premier(SM) variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time), or by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.


THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.



                               DATED: MAY 1, 2002
































WRL00025-5/2001

                                TABLE OF CONTENTS

                                                                                    PAGE
DEFINITIONS OF SPECIAL TERMS....................................................

THE CONTRACT -- GENERAL PROVISIONS..............................................
     Owner......................................................................
     Entire Contract............................................................
     Misstatement of Age or Gender..............................................
     Addition, Deletion or Substitution of Investments..........................
     Annuity Payment Options....................................................
     Death Benefit..............................................................
     Assignment.................................................................
     Proof of Age, Gender and Survival..........................................
     Non-Participating..........................................................
     Employee and Agent Purchases...............................................

CERTAIN FEDERAL INCOME TAX CONSEQUENCES ........................................
     Tax Status of the Contract.................................................
     Taxation of Western Reserve................................................

INVESTMENT EXPERIENCE...........................................................
     Accumulation Units.........................................................
     Accumulation Unit Value....................................................
     Annuity Unit Value and Annuity Payment Rates...............................
     Guaranteed Minimum Income Benefit Rider - Hypothetical Illustrations.......

HISTORICAL PERFORMANCE DATA ....................................................
     Money Market Yields........................................................
     Other Subaccount Yields....................................................
     Total Returns..............................................................
     Other Performance Data.....................................................
     Advertising and Sales Literature...........................................

PUBLISHED RATINGS...............................................................

ADMINISTRATION..................................................................

RECORDS AND REPORTS.............................................................

DISTRIBUTION OF THE CONTRACTS...................................................

OTHER PRODUCTS..................................................................

CUSTODY OF ASSETS...............................................................

LEGAL MATTERS...................................................................

INDEPENDENT AUDITORS............................................................

OTHER INFORMATION...............................................................

FINANCIAL STATEMENTS............................................................

                          DEFINITIONS OF SPECIAL TERMS


accumulation period                 The period between the Contract date and the
                                    maturity date while the Contract is in
                                    force.

accumulation unit value             An accounting unit of measure we use to
                                    calculate subaccount values during the
                                    accumulation period.

administrative office               Our administrative office and mailing
                                    address is P. O. Box 9051, Clearwater,
                                    Florida 33758-9051. Our street address is
                                    570 Carillon Parkway, St. Petersburg,
                                    Florida 33716. Our phone number is
                                    1-800-851-9777.

age                                 The issue age is the annuitant's age on
                                    his/her birthday immediately preceding the
                                    Contract date. Attained age is the issue age plus the number of completed Contract years.
                                    When we use the term "age" in this SAI, it has the same meaning as "attained age" in the Contract.

annuitant                           The person you named in the application (or
                                    later changed), to receive annuity payments.
                                    The annuitant may be changed as provided in
                                    the Contract's death benefit provisions and
                                    annuity provision.

annuity unit value                  An accounting unit of measure we use to
                                    calculate annuity payments from the
                                    subaccounts after the maturity date.

annuity value                       The sum of the separate account value and
                                    the fixed account value at the end of any
                                    valuation period.

beneficiary(ies)                    The person(s) you elect to receive the death
                                    benefit proceeds under the Contract.

cash value                          The annuity value less any applicable
                                    premium taxes, any surrender charge and any
                                    rider charges.

Code                                The Internal Revenue Code of 1986, as
                                    amended.

Contract date                       Generally, the later of the date on which
                                    the initial premium payment is received, or
                                    the date that the properly completed
                                    application is received, at Western
                                    Reserve's administrative office. We measure
                                    Monthiversaries, Contract years and Contract
                                    anniversaries from the Contract date.

death benefit proceeds              If the owner who is the annuitant dies
                                    during the accumulation period, the death
                                    benefit proceeds is the amount, if any,
                                    payable under the death benefit option shown
                                    on your Contract schedule page.

death claim day                     Any day after the death report day on which
                                    we receive a beneficiary's completed
                                    election forms regarding payment of his/her
                                    portion of the death benefit that is payable
                                    upon the death of an owner who is the
                                    annuitant.

death report day                    The valuation date on which we have received
                                    both proof of death of the owner who is the
                                    annuitant and the joint owner or
                                    beneficiary's election regarding payment. If
                                    the spouse of the deceased owner/annuitant
                                    elects to continue the Contract, there are
                                    two death reports days (one relating to the
                                    death of the first owner/annuitant to die;
                                    the second relating to the death of the
                                    spouse who continues the Contract). If there
                                    is no spousal continuation of the Contract,
                                    then there is only one death report day for
                                    the Contract. If there are multiple
                                    beneficiaries, the death report day is the
                                    earliest date on which we receive both proof
                                    of death and any beneficiary's completed
                                    election forms.

fixed account                       An option to which you can direct your money
                                    under the Contract, other than the separate
                                    account. It provides a guarantee of
                                    principal and interest. The assets
                                    supporting the fixed account are held in the
                                    general account. The fixed account is not
                                    available in all states.

fixed account value                 During the accumulation period, your
                                    Contract's value in the fixed account.

funds Investment companies which are registered with the U.S. Securities and Exchange
                                    Commission. The Contract allows you to
                                    invest in the portfolios of the funds
                                    through our subaccounts. We reserve the
                                    right to add other registered investment companies to the Contract in the future.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.

maturity date                       The date on which the accumulation period
                                    ends and annuity payments begin. The latest
                                    maturity date is the annuitant's 95th
                                    birthday.

Monthiversary                       The same day in the month as the Contract
                                    date. When there is no date in a calendar
                                    month that coincides with the Contract date,
                                    the Monthiversary is the first day of the
                                    next month.

NYSE                                New York Stock Exchange.

nonqualified Contracts              Contracts issued other than in connection
                                    with retirement plans.

owner                               The person(s) entitled to exercise all
(you, your)                         rights under the Contract. The annuitant is
                                    the owner unless the application states
                                    otherwise, or unless a change of ownership
                                    is made at a later time. Joint owners may be
                                    named, provided the joint owners are husband
                                    and wife. Joint ownership is not available
                                    in all states.

portfolio                           A separate investment portfolio of a fund.

premium payments                    Amounts paid by an owner or on the owner's
                                    behalf to Western Reserve as consideration
                                    for the benefits provided by the Contract.
                                    When we use the term "premium payment" in
                                    this SAI, it has the same meaning as "net
                                    premium payment" in the Contract, which
                                    means the premium payment less any
                                    applicable premium taxes.

qualified Contracts                 Contracts issued in connection with
                                    retirement plans that qualify for special
                                    federal income tax treatment under the Code.

separate account                    WRL Series Annuity Account, a separate
                                    account composed of subaccounts established
                                    to receive and invest premium payments not
                                    allocated to the fixed account.

separate account value              During the accumulation period, your
                                    Contract's value in the separate account,
                                    which equals the sum of the values in each
                                    subaccount.

subaccount                          A subdivision of the separate account that
                                    invests exclusively in the shares of a
                                    specified portfolio and supports the
                                    Contracts. Subaccounts corresponding to each
                                    portfolio hold assets under the Contract
                                    during the accumulation period. Other
                                    subaccounts corresponding to each portfolio
                                    will hold assets after the maturity date if
                                    you select a variable annuity payment
                                    option.

surrender                           The termination of a Contract at the option
                                    of the owner.

valuation date/                     Each day on which the NYSE is open for
business day                        trading, except when a subaccount's
                                    corresponding portfolio does not value its
                                    shares. Western Reserve is open for business
                                    on each day that the NYSE is open. When we
                                    use the term "business day," it has the same
                                    meaning as valuation date.

valuation period                    The period of time over which we determine
                                    the change in the value of the subaccounts
                                    in order to price accumulation units and
                                    annuity units. Each valuation period begins
                                    at the close of normal trading on the NYSE
                                    (currently 4:00 p.m. Eastern Time on each
                                    valuation date) and ends at the close of
                                    normal trading of the NYSE on the next
                                    valuation date.

Western Reserve                     Western Reserve Life Assurance Co. of Ohio.
(we, us, our)

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                       THE CONTRACT -- GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice. The surviving joint owner will become the sole owner upon the other joint owner's death, if one joint owner dies before the annuitant. If the surviving joint owner dies before the annuitant, the surviving joint owner's estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the death benefit.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS


NOTE: PORTIONS OF THE FOLLOWING DISCUSSION DO NOT APPLY TO ANNUITY PAYMENTS UNDER THE GUARANTEED MINIMUM INCOME BENEFIT RIDER. SEE THE GUARANTEED MINIMUM INCOME BENEFIT RIDER SECTION OF THIS SAI.


During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable Payment. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

                           MATURITY DATE                        ADJUSTED AGE
                           -------------                        ------------
                           Before 2001                          Actual Age
                           2001-2010                            Actual Age minus 1
                           2011-2020                            Actual Age minus 2
                           2021-2030                            Actual Age minus 3
                           2031-2040                            Actual Age minus 4
                           After 2040                           As determined by Western Reserve


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Guaranteed Minimum Income Benefit Rider annuity payments.


Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT


The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.



Adjusted Partial Surrender. A partial surrender will reduce the amount of your monthly step-up death benefit or compounding/annual step-up death benefit, if selected, by an amount called the adjusted partial surrender. The reduction depends on the relationship between the monthly step-up death benefit (or compounding/annual step-up death benefit), and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:


(a) is the amount of either death benefit prior to the excess partial surrender; and

(b) is the annuity value prior to the excess partial surrender.


THE FOLLOWING EXAMPLES DESCRIBE THE EFFECT OF SURRENDER ON THE MONTHLY STEP-UP DEATH BENEFIT OR COMPOUNDING/ANNUAL STEP-UP DEATH BENEFIT, AND ANNUITY VALUE.


                                    EXAMPLE 1
                           (Assumed Facts for Example)

$   75,000        current monthly step-up death benefit (MSUDB) or
                  compounding/annual step-up death benefit (CASDB) before
                  surrender

$   50,000        current annuity value before surrender

$   75,000        current death benefit (larger of annuity value and MSUDB or
                  CASDB)

         6%       current surrender charge percentage

$   15,000        requested partial surrender

$   10,000        surrender charge-free amount

$    5,000        excess partial surrender - EPS (amount subject to surrender charge)

$   319.15        surrender charge on EPS = 0.06*(5,319.15)

$ 5,319.15        reduction in annuity value due to excess partial surrender =
                  5000 + 319.15

$22,978.73        adjusted partial surrender = $15,319.15* (75,000/50,000)

$52,021.27        new MSUDB or CASDB (after partial surrender) = 75,000 -
                  22,978.73

$34,680.85        new annuity value (after partial surrender) = 50,000 -
                  15,319.15



SUMMARY:
Reduction in MSUDB or CASDB.........                 =  $22,978.73
Reduction in annuity value .........                 =  $15,319.15


NOTE: The MSUDB or CASDB is reduced more than the annuity value since the MSUDB or CASDB was greater than the annuity value just prior to the partial surrender.

                                    EXAMPLE 2
                           (Assumed Facts for Example)


$   50,000        current monthly step-up death benefit (MSUDB) or
                  compounding/annual step-up death benefit (CASDB) before
                  surrender

$   75,000        current annuity value before partial surrender

$   75,000        current death benefit (larger of annuity value and MSUDB or
                  CASDB)

         6%       current surrender charge percentage

$   15,000        requested partial surrender

$   11,250        surrender charge-free amount

$    3,750        excess partial surrender - EPS (amount subject to surrender charge)

$   239.36        surrender charge on EPS less EIA = 0.06* (3,989.36)

$ 3,989.36        reduction in annuity value due to EPS = 3,750 + 239.36

$15,239.36        adjusted partial surrender = $15,239.36* (75,000/75,000)

$34,760.64        new MSUDB or CASDB (after partial surrender) = 50,000 -
                  15,239.36

$59,760.64        new annuity value (after partial surrender) = 75,000 - 11,250
                  - 3,989.36

SUMMARY:


Reduction in MSUDB or CASDB.........        =  $15,239.36
Reduction in annuity value .........        =  $15,239.36


NOTE: The MSUDB or CASDB and annuity value are reduced by the same amount since the annuity value was higher than the MSUDB or CASDB just prior to the partial surrender.


Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.



EXAMPLE 1 - Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders
                          (Assumed Facts for Example)



At Rider Issue  60            Rider Issue Age
                40%           Additional Earnings Factor (AEF)
                250%          Rider Earnings Limit (REL)
                $1,000,000    Maximum Rider Benefit (MRB)
                $40,000.00    Rider Base at issue (RBI) (equal to the greater of
                              the death benefit proceeds on the Rider Date or
                              the Annuity Value on that date)

At Death        $75,000.00    Death Benefit Proceeds (DBP)
                $35,000.00    Rider Earnings (RE) = DBP - RBI = 75,000 - 40,000
                $14,000.00    Additional Earnings Rider Amount = lesser of
                                 a)       RE * AEF = 35,000 * 40% = 14,000 or
                                 b)       REL * RBI  * AEF = 250% * 40,000 * 40% = 40,000 or
                                 c)       MRB = 1,000,000.



 EXAMPLE 2 - Additional Earnings Rider Example, showing the effect of a partial surrender
                           (Assumed Facts for Example)



At Rider Issue  60            Rider Issue Age
                40%           Additional Earnings Factor (AEF)
                250%          Rider Earnings Limit (REL)
                $1,000,000    Maximum Rider Benefit (MRB)
                $40,000.00    Rider Base at issue (RBI) (equal to the greater of
                              the death benefit proceeds on the Rider Date or
                              the Annuity Value on that date)

At Partial      $50,000.00    Annuity Value before partial surrender (AV)
Surrender
                $15,000.00    Partial Surrender (PS) (including surrender charges)
                $12,000.00    Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
                $28,000.00    Rider Base after partial surrender (RB) = RBI - WAB = 40,000 - 12,000

At Death        $70,000.00    Death Benefit Proceeds (DBP)
                $42,000.00    Rider Earnings (RE) = DBP - RB = 70,000 - 28,000
                $16,800.00    Additional Earnings Rider Amount = lesser of
                              a) RE * AEF = 42,000 * 40% = 16,800 or
                              b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or
                              c) MRB = 1,000,000.



Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page ___ for a detailed description of these rules. Other rules may apply to qualified Contracts.


If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

- if no beneficiary is named and alive on the death report day, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;

- if the beneficiary is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or

- if the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner. The cash value must be distributed either:

         -        within five years of the former owner's death; or

         - over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or

         - over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.


Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.


If the annuitant who is not an owner dies during the accumulation period and the owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary.


If an annuitant who is an owner dies before the maturity date, and the beneficiary is not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Multiple beneficiaries may choose individually among any of the three options. Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page __.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.



If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial surrender during the five-year period. That partial surrender must be made at the time option (1) is elected. No surrender charge will apply to this surrender; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not apply any surrender charge to the total distribution of the Contract; (e) we will not permit annuitization at the end of the five-year period; and (f) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.



If there are joint owners, the annuitant is not the owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract's cash value.


Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.


With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.


PROOF OF AGE, GENDER AND SURVIVAL


We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.


NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the surrender charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the

Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate premiums and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70-1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70-1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security;

(iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70-1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59-1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59-1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.       The initial units purchased on the Contract date; plus

2. Units purchased at the time additional premium payments are allocated to the subaccount; plus

3. Units purchased through transfers from another subaccount or the fixed account; minus

4.       Any units that are redeemed to pay for partial surrenders; minus

5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus


6. Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.

ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.       The number of outstanding units in the subaccount.


During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.00% of net assets for each day in the valuation period (1.25% if the compounding/annual step-up death benefit is added) and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES


The discussion in this section assumes the Guaranteed Minimum Income Benefit Rider is not included in the Contract.


The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c)      is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)    is the result of:

         (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

         (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable Payment on page __, which contains a table for determining the adjusted age of the annuitant.


               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS

           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity unit value = ABC

Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume........................................................       = $X

         B =      Net investment experience factor for the valuation period for which the annuity unit value is being calculated.
                  Assume .......................................................       = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume........................................................       = Z

Then, the annuity unit value is: $ XYZ = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment =      AB
                                             ---
                                           $1,000

Where:   A =      The annuity value as of the maturity date.
                  Assume........................................................       = $X

         B = The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.

                  Assume........................................................       = $Y

Then, the first monthly variable annuity payment =  $XY  = $Z
                                                   -----
                                                   1,000

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                           -
                           B

Where:   A =      The dollar amount of the first monthly variable annuity
                  payment.
                  Assume........................................................       =  $X

         B =      The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume........................................................       =  $Y

Then, the number of annuity units =  $X = Z
                                     --
                                     $Y


GUARANTEED MINIMUM INCOME BENEFIT RIDER - HYPOTHETICAL ILLUSTRATIONS



This discussion assumes the rider is included in the Contract.



Illustrations of Guaranteed Minimum Monthly Payments. The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the rider for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent premium payments or partial surrenders, that there were no premium taxes and that the $100,000 premium is annuitized under the rider. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a life only and a life with 10-year certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the Contract is issued, that the annual growth rate is 6% (once established, an annual growth rate will not change during the life of the rider), and that there was no upgrade of the minimum annuitization value. The figures below are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments will be calculated using a 5% assumed investment return and a 1.10% daily guaranteed minimum payment fee plus the 1.40% mortality and expense risk and administrative charges, provided no upgrade in minimum annuitization value has occurred).



Illustrations of guaranteed minimum monthly payments based on other assumptions will be provided upon request.


RIDER ANNIVERSARY AT
EXERCISE DATE                               MALE                             FEMALE                    JOINT & SURVIVOR
-------------                               ----                             ------                    ----------------
                                LIFE ONLY           LIFE 10       LIFE ONLY         LIFE 10       LIFE ONLY          LIFE 10
                                ---------           -------       ---------         -------       ---------          -------
10 (age 70)                     $ 1,135             $ 1,067        $  976            $  949         $  854            $  852
15                                1,833               1,634         1,562             1,469          1,332             1,318
20 (age 80)                       3,049               2,479         2,597             2,286          2,145             2,078

Life Only = Life Annuity with No Period Certain Life 10 = Life Annuity with 10 Years Certain

These hypothetical illustrations should not be deemed representative of past or future performance of any underlying variable investment option.


Partial surrenders will affect the minimum annuitization value as follows: Each rider year, partial surrenders up to the limit of the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate reduce the minimum annuitization value on a dollar-for-dollar basis. Partial surrenders over this limit will reduce the minimum annuitization value by an amount equal to the excess partial surrender amount multiplied by the ratio of the minimum annuitization value immediately prior to the excess partial surrender to the annuity value immediately prior to the excess partial surrender.


The amount of the first payment provided by the rider will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) gender (or without regard to gender if required by law), age, and the rider payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table A" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The scheduled payment on each subsequent rider anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a rider year is greater than the scheduled payment for that Contract year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a rider year is less than the scheduled payment for that rider year, then there will be a reduction in the number of annuity units credited to the Contract to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your Contract. Purchases and reductions of annuity units will be allocated to each subaccount on a proportionate basis.



We bear the risk that we will need to make payments if all annuity units have been used in an attempt to maintain the scheduled payment at the initial payment level. In such an event, we will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate us for this risk, the guaranteed minimum payment fee, mortality and expense risk and administrative charges will be deducted.



Illustrations of Annuity Payment Values Between the Contract and the Guaranteed Minimum Income Benefit Rider. The following graphs have been prepared to show how different rates of return affect your variable annuity payments over time when you can annuitize under the Contract or the Guaranteed Minimum Income Benefit Rider. The graphs incorporate hypothetical rates of return and we do not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.



Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different from those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will , in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose to annuitize under the rider.



Another factor that determines the amount of your variable annuity payment is the assumed investment return ("AIR"). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolios underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolios underlying the subaccounts, net of all charges, is less than the AIR. If you annuitize under the rider, we guarantee that each subsequent payment will equal to or greater than your initial payment.



The Hypothetical Illustration based on 10% Gross Rate graph below illustrates differences in monthly variable annuity payments assuming a 10% investment return between annuitizing under the Contract and the rider.



- The graph for the Contract assumes an annuity value of $150,000; the entire annuity value was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 1.40%. This results in the receipt of an initial annuity payment in the amount of $1,060.50.

- The graph for the rider assumes a Minimum Annuitization Value ("MAV") of $180,000; the entire MAV was allocated to variable annuity payments; the AIRs are 3% for the initial payment and 5% for all subsequent payments; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 2.50%. This results in the receipt of an initial annuity payment in the amount of $1,054.80.



- The graph illustrates gross returns of 10.00% (net returns after expenses are 3.60% for the Contract and 2.50% for the rider).


                                  [LINE GRAPH]


      Monthly Payments Assuming 10% Gross Return Net of Portfolio Expenses*



      Monthly Payment at the Beginning of        Annuitization under       Annuitization under
                Contract Year                         Contract                    Rider
                -------------                         --------                    -----
                      1                              $ 1,060.50                $ 1,054.80
                      2                              $ 1,098.68                $ 1,081.17
                      3                              $ 1,138.23                $ 1,108.20
                      4                              $ 1,179.21                $ 1,135.90
                      5                              $ 1,221.66                $ 1,164.30
                      6                              $ 1,265.64                $ 1,193.41
                      7                              $ 1,311.20                $ 1,223.24
                      8                              $ 1,358.40                $ 1,253.83
                      9                              $ 1,407.31                $ 1,285.17
                     10                              $ 1,457.97                $ 1,317.30
                     11                              $ 1,510.46                $ 1,350.23
                     12                              $ 1,564.83                $ 1,383.99
                     13                              $ 1,621.17                $ 1,418.59
                     14                              $ 1,679.53                $ 1,454.05
                     15                              $ 1,739.99                $ 1,490.40
                     16                              $ 1,802.63                $ 1,527.66

                     17                              $ 1,867.53                $ 1,565.86
                     18                              $ 1,934.76                $ 1,605.00
                     19                              $ 2,004.41                $ 1,645.13
                     20                              $ 2,076.57                $ 1,686.26


----------


*        The corresponding net returns are 3.60% and 2.50%.


                                  [LINE GRAPH]


      Monthly Payments Assuming 0% Gross Return Net of Portfolio Expenses*



      Monthly Payment at the Beginning of        Annuitization under       Annuitization under
                Contract Year                         Contract                    Rider
                -------------                         --------                    -----
                      1                              $1,060.50                 $ 1,054.80
                      2                              $  992.63                 $ 1,054.80
                      3                              $  929.10                 $ 1,054.80
                      4                              $  869.64                 $ 1,054.80
                      5                              $  813.98                 $ 1,054.80
                      6                              $  761.89                 $ 1,054.80
                      7                              $  713.13                 $ 1,054.80
                      8                              $  667.49                 $ 1,054.80
                      9                              $  624.77                 $ 1,054.80
                     10                              $  584.78                 $ 1,054.80
                     11                              $  547.36                 $ 1,054.80
                     12                              $  512.32                 $ 1,054.80
                     13                              $  479.54                 $ 1,054.80
                     14                              $  448.85                 $ 1,054.80
                     15                              $  420.12                 $ 1,054.80
                     16                              $  393.23                 $ 1,054.80

                     17                              $  368.06                 $ 1,054.80
                     18                              $  344.51                 $ 1,054.80
                     19                              $  322.46                 $ 1,054.80
                     20                              $  301.82                 $ 1,054.80



*        The corresponding net returns are -6.40% and -7.50%.



The Hypothetical Illustration based on 0% Gross Rate graph above illustrates differences in monthly variable annuity payments assuming 0% investment return between selecting annuitization under the Contract and rider. The assumptions are the same as the above except the 0% gross rate. The graph illustrates gross returns of 0.00% (net returns after expenses are -6.4% for the Contract and -7.5% for the rider).



The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the Contract and the rider may be higher or lower, will vary from year to year, and will depend on how you allocate among the subaccounts. The separate account charge is assumed to be at an annual rate of 1.40% of average daily net assets for the Contract, which increases to 2.50% of the average daily net assets if you annuitize under one of the rider variable payment options.



Upon request, we will furnish you with a customized illustration based on your individual circumstances and choice of annuity options.


                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

Yield - The yield quotation set forth in the prospectus for the WRLJ.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:
                                                        365/7
             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}     ) - 1

The effective yield is shown at least to the nearest hundredth of one percent.


Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $______, which translates into a charge of _____%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Expenses--Surrender Charge on page __ of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 2001, the yield of the WRL J.P. Morgan Money Market subaccount was ____%, and the effective yield was _____%, assuming no surrender and selection of the standard death benefit.


OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:
                               a-b      6
                   YIELD = 2[(----- + 1)  - 1]
                               cd
Where:   a =  net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.

         b =  expenses accrued for the period (net of reimbursement).

         c =  the average daily number of units outstanding during the period.

         d =  the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $53,428, which translates into a charge of 0.06%. The calculations do not take into account any premium taxes or any transfer or surrender charges.


Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered. A surrender charge may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount, with the specific percentage applicable to a particular surrender depending on the length of time premium payments were held under the Contract, and whether surrenders had been made previously during that Contract year. (See Expenses--Surrender Charge on page __ of the prospectus.)



The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2001, the yield of the WRLAEGON Bond subaccount was _____%.


TOTAL RETURNS

The total return quotations set forth in the prospectus for all subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five and ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

Where:   P               =   a hypothetical initial payment of $1,000
         T               =   average annual total return
         n               =   number of years
         ERV             =   ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of each period at the end of each period.


For purposes of the total return quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an average Contract size of $______, which translates into a charge of ____%. (The calculations may also reflect the mortality and expense risk charge for the compounding/annual step-up death benefit.) The calculations do not reflect the 0.35% charge for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% for the optional Additional Earnings Rider. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.


OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the surrender charge under the Contract and that the data may be presented for different time periods and for different premium payment amounts.
NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:
                                         n
                                  (1 + T)  - 1

Where:                   T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.00% (1.25% if the compounding/annual step-up death benefit is added), the administrative charge of 0.40%, the two optional rider charges of 0.35% each and the $30 annual Contract charge (based on an average Contract size of $_______, the annual Contract charge translates into a charge of _____%). Such data assumes a complete surrender of the Contract at the end of the period. THE CHARGE FOR THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER OF 0.35% OF THE MINIMUM ANNUITIZATION VALUE AND THE ADDITIONAL EARNINGS RIDER OF 0.35% OF ANNUITY VALUE WILL NOT BE DEDUCTED.


ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's, and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from premium payments. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.


During fiscal year 2001, the amount paid to AFSG in connection with all contracts sold through the separate account was $___________. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

                              INDEPENDENT AUDITORS


The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2001. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment returns of the selected subaccount(s). Western Reserve's financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.


Financial statements for Western Reserve as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

         (b)      Exhibits



                  (1) Resolution of the Board of Directors of Western Reserve establishing the separate account 1/


                  (2)      Not Applicable

                  (3)      Distribution of Contracts


                           (a) Master Service and Distribution Compliance Agreement 1/

                           (b) Amendment to Master Service and Distribution Compliance Agreement 2/

                           (c) Form of Broker/Dealer Supervisory and Service Agreement 2/

                           (d)      Principal Underwriting Agreement 2/

                           (e) First Amendment to Principal Underwriting Agreement 2/

                  (4)      (a)      Specimen Flexible Payment Variable
                                    Accumulation Deferred Annuity Contract 3/

                           (b)      Guaranteed Minimum Income Benefit Rider
                                    (GIB01) 3/

                           (c)      Guaranteed Minimum Income Benefit Rider
                                    (GIB02)

                           (d)      Terminal Illness Rider (EA132) 3/

                           (e)      Nursing Care Facility Waiver Endorsement
                                    (EA133) 3/

                           (f)      Tax-Sheltered Annuity Endorsement (EA125) 4/

                           (g)      Endorsement - Contract Loan Provisions
                                    (EA126) 4/

                           (h)      Endorsement - Dollar Cost Averaging (EA134)
                                    4/

                           (i)      Endorsement - Asset Rebalancing Program
                                    (EA135) 4/

                           (j)      Additional Earnings Rider (AER01)

                           (k)      Guaranteed Minimum Death Benefit
                                    Endorsements (EA138A, EA139A, EA139B, EA140)

                  (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract 5/

                  (6)      (a)     Second Amended Articles of Incorporation of
                                   Western Reserve 1/

                           (b) Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 6/

                           (c)      Amended Code of Regulations of Western
                                    Reserve 1/

                  (7)      Not Applicable

                  (8)      (a)      Participation Agreements Among Variable
                                    Insurance Products Fund, Fidelity

                                    Distributors Corporation and Western Reserve
                                    Life Assurance Co. of Ohio dated June 14,
                                    1999 7/

                           (b) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund 8/

                           (c) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund 9/

                           (d)      Participation Agreement Among Variable

                                    Insurance Products Fund II, Fidelity

                                    Distributors Corporation and Western Reserve
                                    Life Assurance Co. of Ohio dated June 14,
                                    1999 7/

                           (e) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund II 8/

                           (f) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund II 9/

                           (g)      Participation Agreement Among Variable

                                    Insurance Products Fund III, Fidelity

                                    Distributors Corporation and Western Reserve
                                    Life Assurance Co. of Ohio dated June 14,
                                    1999 7/

                           (h) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund III 8/

                           (i) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund III 9/

                  (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered 5/

                  (10)     (a)      Written Consent of Sutherland Asbill &
                                    Brennan LLP 10/

                           (b)      Written Consent of Ernst & Young LLP 10/


                  (11)     Not Applicable

                  (12)     Not Applicable


                  (13)     Schedules for Computation of Performance Quotations
                           11/


                  (14)     Not Applicable


                  (15)     Powers of Attorney 12/


--------------------------

1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/ This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 2, 1999 (File No. 333-82705) and is incorporated herein by reference.

4/ This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated December 21, 1999 (File No. 333-93169) and is incorporated herein by reference.

5/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated September 25, 1999 (File No. 333-82705) and is incorporated herein by reference.

6/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

7/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

8/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

9/ This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

10/ This exhibit was previously filed on Post Effective Amendment No. 2 to Form N-4 dated April 17, 2001 (File No. 333-82705) and is incorporated herein by reference.

11/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

12/ This exhibit was previously filed on Post-Effective Amendment No. 17 to Form S-6 dated October 30, 2001 (File No. 33-69138) and is incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor




Name                          Principal Business Address              Position and Offices with Depositor
----                          --------------------------              -----------------------------------
John R. Kenney                                       (1)              Chairman of the Board

Michael W. Kirby                                     (2)              Chief Executive Officer

Jerome C. Vahl                                       (1)              Director and President


Jack E. Zimmerman             507 St. Michel Circle                   Director
                              Kettering, Ohio 45429

James R. Walker               3320 Office Park Drive                  Director
                              Dayton, Ohio 45439

Alan M. Yaeger                                       (1)              Executive Vice President, Actuary and
                                                                      Chief Financial Officer

William H. Geiger                                    (1)              Senior Vice President, Secretary,
                                                                      Corporate Counsel and Group Vice
                                                                      President - Compliance

Allan J. Hamilton                                    (1)              Vice President, Treasurer
                                                                      and Controller



-------------------------

(1)   570 Carillon Parkway, St. Petersburg, Florida  33716



(2)   4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001



Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (52.48%)
     AEGON Nederland N.V. - Netherlands corporation (100%)
     AEGON Nevak Holding B.V. - Netherlands corporation (100%)
     Groninger Financieringen B.V. - Netherlands corporation (100%) Transamerica Corporation and subsidiaries (DE)(100%)
     AEGON DMS Holding B.V.
         J.C. Penney Financial & Marketing Services Group Ltd. (Korea) J.C. Penney Direct Marketing Services (Japan)
         Canadian Premier Holdings Ltd. (Canada)
               Canadian Premier Life Insurance Company (Canada)

               Legacy General Insurance Company (Canada)
         Cornerstone International Holdings Ltd. (UK)
               Cornerstone International Marketing Ltd. (UK)
               Stonebridge International Insurance Ltd. (UK)
         J.C. Penney Direct Asia Pacific Pty Ltd. (Australia)
               J C. Penney Direct Service Asia Pacific Pty Ltd. (Australia)
               J.C. Penney Insurance Marketing Asia Pacific Pty Ltd. (Australia)
     AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
         The AEGON Trust - voting trust - (Advisory Board: - K. J. Storm, Donald J. Shepard, Joseph B. M. Streppel,
         Dennis Hersch) (DE)
            AEGON U.S. Holding Corporation (DE) (100%)
               CORPA Reinsurance Company (NY) (100%)
               AEGON Management Company (IN) (100%)
               Short Hills Management Company (NJ) (100%)
               AEGON USA, Inc. - holding co. (IA) (100%)
                   RCC North America LLC (DE) (100%)
                   Transamerica Holding Company, L.L.C. (DE) (100%)
                       Commonwealth General Corporation and subsidiaries (DE) (100%)
                       AEGON Funding Corp. (DE) (100%)
                       AEGON USA Investment Management, L.L.C. (IA) (100%)
                       First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
                           AUSA Life Insurance Company, Inc. - insurance (NY) (82.33%)
                           United Financial Services, Inc. (MD) (100%)
                           Monumental General Casualty Company (MD) (100%)
                           Bankers Financial Life Insurance Company (AZ)
                           The Whitestone Corporation (MD) (100%)
                           Cadet Holding Corp. (IA) (100%)
                           Monumental General Life Insurance Co. of Puerto Rico (PR) (51%)
                           Iowa Fidelity Life Insurance Company (AZ) (100%)
                           Southwest Equity Life Insurance Company (AZ) (100%)
                           Life Investors Insurance Company of America - insurance  (IA) (100%)
                                Bankers United Life Assurance Company - insurance  (IA) (100%)
                                Life Investors Alliance LLC (DE) (100%)
                           Transamerica Life Insurance Company - insurance  (IA) (100%)
                                Professional Life & Annuity Insurance Company (AZ) (100%)
                                AEGON Financial Services Group, Inc. (MN) (100%)
                                     AEGON Assignment Corporation of Kentucky (KY) (100%)
                                     AEGON Assignment Corporation (IL) (100%)
                           Western Reserve Life Assurance Co. of Ohio - insurance  (OH) (100%)
                                WRL Insurance Agency, Inc. (CA) (100%)
                                AEGON Equity Group, Inc. (FL) (100%)
                                AEGON/Transamerica Fund Services, Inc. -  transfer agent (FL) (100%)
                                AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (100%)
                                World Financial Group Insurance Agency, Inc. and its subsidiaries (CA) (100%)
                                      World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
                                      World Financial Group Insurance Agency of New Mexico, Inc. (NM) (100%)
                                      World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
                                      World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
            AUSA Holding Company - holding company (MD) (100%)
               AEGON USA Securities, Inc. - broker-dealer  (IA) (100%)
               AEGON USA Investment Management, Inc. - investment adviser (IA) (100%)
               Transamerica Capital, Inc. (CA) (100%)
               Endeavor Management Co. (CA) (100%)
               Universal Benefits Corporation - third party administrator (IA) (100%)
               Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)


                           Massachusetts Fidelity Trust Company - trust company  (IA) (100%)
                           Roundit, Inc. (MD) (50%)
                           Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
                           Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
                                Diversified Investors Securities Corp. - broker-dealer  (DE) (100%)
                                George Beram & Company, Inc. (MA) (100%)
                           Creditor Resources, Inc. - credit insurance  (MI) (100%)
                                Premier Solutions Group, Inc. (MD) (100%)
                                CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
                           Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
                                ORBA Insurance Services, Inc. (CA) (40.15%)
                                ADB Corporation, L.LC. (DE) (100%)
                                Great Companies, L.L.C. (IA) (30%)
                           Zahorik Company, Inc. - broker-dealer  (CA) (100%)
                                ZCI, Inc. (AL) (100%)
                                Zahorik Texas, Inc. (TX) (100%)
                           Monumental General Insurance Group, Inc. - holding company  (MD) (100%)
                                Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
                                Trip Mate Insurance Agency, Inc. (KS) (100%)
                                Monumental General Administrators, Inc. (MD) (100%)
                                    National Association Management and Consultant Services, Inc. (MD) (100%)
                           AEGON Asset Management Services, Inc. (DE) (100%)
                                World Group Securities, Inc. (DE) (100%)
                                World Financial Group, Inc. (DE) (100%)
                           InterSecurities, Inc. - broker-dealer  (DE) (100%)
                                Associated Mariner Financial Group, Inc. - holding company (MI) (100%)
                           Idex Investor Services, Inc. - shareholder services  (FL) (100%)
                           Idex Management, Inc. - investment adviser  (DE) (100%)
                           AEGON USA Realty Advisors Inc. - real estate investment services  (IA) (100%)
                                RCC Properties Limited Partnership (IA)
                                LAI, Inc. (DE) (100%)
                                    Landauer Realty Associates, Inc. (TX) (100%)
                                QSC Holding, Inc. (DE) (100%)
                                Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
                                AEGON Real Estate Services, Inc. (DE) (100%)



    Item 27.  Number of Contract Owners



                  As of December 31, 2001, 5,679 nonqualified contracts and 11,158 qualified contracts were in force.



    Item 28.  Indemnification


                  Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law

                    Section 1701.13 Authority of corporation.

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

                  (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

                  (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (b) If the quorum described in division (E)(4)(a) of this
section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

                  (c) By the shareholders;

                  (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

         Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

         (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                    ARTICLE V

                    Indemnification of Directors and Officers

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              Rule 484 Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA I, and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life

                  Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company.

         (b)      Directors and Officers of AFSG

                                                  Principal Business
  Name                                                  Address                Position and Offices with Underwriter
  ----                                                  -------                -------------------------------------
  Larry N. Norman                                          (1)                 Director and President

  Anne M. Spaes                                            (1)                 Director and Vice President

  Lisa A. Wachendorf                                       (1)                 Director, Vice President and Chief Compliance Officer

  John K. Carter                                           (2)                 Vice President

  William G. Cummings                                      (2)                 Vice President

  Thomas R. Moriarty                                       (2)                 Vice President

  Christopher G. Roetzer                                   (2)                 Vice President

  Michael V. Williams                                      (2)                 Vice President

  Frank A. Camp                                            (1)                 Secretary

  Linda Gilmer                                             (1)                 Treasurer and Controller

  Priscilla I. Hechler                                     (2)                 Assistant Vice President and Assistant Secretary

  Thomas E. Pierpan                                        (2)                 Assistant Vice President and Assistant Secretary

  Darin D. Smith                                           (1)                 Vice President and Assistant Secretary

  Teresa L. Stolba                                         (1)                 Assistant Compliance Officer

  Emily Bates                                              (3)                 Assistant Treasurer

  Clifton W. Flenniken                                     (4)                 Assistant Treasurer

   --------------------------------------
   (1)   4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
   (2)   570 Carillon Parkway, St. Petersburg, Florida 33716-1202
   (3)   400 West Market Street, Louisville, Kentucky 40202
   (4)   1111 North Charles Street, Baltimore, Maryland 21201

         (c) Compensation to Principal Underwriter

     Name of Principal           Net Underwriting Discounts          Compensation on              Brokerage
        Underwriter                   and Commissions                  Redemption                Commissions         Commissions
        -----------                   ---------------                  ----------                -----------         -----------
AFSG Securities Corporation                  0                             0                     $113,821,344             0

Item 30. Location of Accounts and Records

         All accounts, books, or other documents required to be maintained by
         Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

         Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

         Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Section 403(b)(11) Representation

         Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of
         Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

         Texas ORP Representation

         The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 15th day of February, 2002.


                              WRL SERIES ANNUITY ACCOUNT
                              (Registrant)



                               By: /s/ Michael W. Kirby
                                   Michael W. Kirby, Chief Executive Officer of Western Reserve Life Assurance Co. of Ohio */


                              WESTERN RESERVE LIFE ASSURANCE
                              CO. OF OHIO
                              (Depositor)


                              By:  /s/ Michael W. Kirby
                                   Michael W. Kirby, Chief Executive Officer */



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                                   Title                                    Date
---------                                                   -----                                    ----
/s/ Michael W. Kirby                         Chief Executive Officer                           February 15, 2002
Michael W. Kirby */

/s/ John R. Kenney                           Chairman of the Board February 15, 2002
                                             John R. Kenney

/s/ Allan J. Hamilton                        Vice President, Treasurer                         February 15, 2002
Allan J. Hamilton                            and Controller


/s/ Alan M. Yaeger                           Executive Vice President,                         February 15, 2002
Alan M. Yaeger                               Actuary and Chief Financial Officer

/s/ Jerome C. Vahl                           Director and President                            February 15, 2002
Jerome C. Vahl

/s/ Jack E. Zimmerman                        Director                                          February 15, 2002
Jack E. Zimmerman */

/s/ James R. Walker                          Director                                          February 15, 2002
James R. Walker */


*/s/ John K. Carter
Signed by  John K. Carter
As Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.                 DESCRIPTION OF EXHIBIT
-----------                 ----------------------

24(b)(4)(b)                 Guaranteed Minimum Income Benefit Rider (GIB02)

24(b)(4)(i)                 Additional Earnings Rider (AER01)

24(b)(4)(j)                 Guaranteed Minimum Death Benefit Endorsements
                            (EA138A, EA139A, EA139B, EA140)

  24(b)15                   Powers of Attorney